HARTFORD SELECT LEADERS
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-4397 (ACCOUNT EXECUTIVES)                  [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
I and Series IR of Hartford Select Leaders variable annuity. Please read it carefully.

Hartford Select Leaders variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class Y shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- FLEXIBLE INCOME SUB-ACCOUNT which purchases Class Y shares of Flexible Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class Y shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class Y shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series (Closed to Contracts issued on or after May 3, 2004)

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class Y shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class Y shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases Class Y shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class Y shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases Class Y shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class Y shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class Y shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CORE PLUS FIXED INCOME SUB-ACCOUNT which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- EQUITY AND INCOME SUB-ACCOUNT which purchases Class II shares of Equity and Income Portfolio of The Universal Institutional Funds, Inc.

- GLOBAL FRANCHISE SUB-ACCOUNT which purchases Class II Shares of Global Franchise Portfolio of The Universal Institutional Funds, Inc.

- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.

- U.S. MID CAP VALUE SUB-ACCOUNT (formerly U.S. Mid Cap Core Sub-Account) which purchases Class I shares of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc.

- SMALL COMPANY GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of Small Company Growth Portfolio of The Universal Institutional Funds, Inc.

- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc. (Closed to Contracts issued on or after May 3, 2004)

- AGGRESSIVE GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of Aggressive Growth Portfolio of the Van Kampen Life Investment Trust

- COMSTOCK SUB-ACCOUNT which purchases Class II shares of Comstock Portfolio of the Van Kampen Life Investment Trust

- EMERGING GROWTH SUB-ACCOUNT which purchases Class II shares of Emerging Growth Portfolio of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases Class II shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

- GROWTH AND INCOME SUB-ACCOUNT which purchases Class II shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004
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4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   5
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FEE TABLES                                                                    7
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HIGHLIGHTS                                                                   12
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GENERAL CONTRACT INFORMATION                                                 14
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  Hartford Life and Annuity Insurance Company                                14
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  The Separate Account                                                       14
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  The Portfolios                                                             14
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PERFORMANCE RELATED INFORMATION                                              17
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FIXED ACCOUNT                                                                18
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THE CONTRACT                                                                 19
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  Purchases and Contract Value                                               19
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  Charges and Fees                                                           22
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  The Hartford's Principal First                                             24
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  Death Benefit                                                              26
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  Surrenders                                                                 29
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ANNUITY PAYOUTS                                                              31
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OTHER PROGRAMS AVAILABLE                                                     34
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OTHER INFORMATION                                                            34
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  Legal Matters                                                              35
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  More Information                                                           35
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FEDERAL TAX CONSIDERATIONS                                                   36
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     41
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           42
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           46
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   49
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      50
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

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                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

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6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.35%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.50%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    The Hartford's Principal First Charge            0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.35%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.59%      4.98%
--------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING
FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

MORGAN STANLEY SELECT
  DIMENSIONS INVESTMENT
  SERIES:
----------------------------------------------------------------------------------------------------------------
Money Market Portfolio --
  Class Y                         0.50%        0.25%       0.04%         0.79%            N/A           0.79%
----------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio --
  Class Y                         0.40%        0.25%       0.17%         0.82%            N/A           0.82%
----------------------------------------------------------------------------------------------------------------
Balanced Growth Portfolio --
  Class Y                         0.60%        0.25%       0.08%         0.93%            N/A           0.93%
----------------------------------------------------------------------------------------------------------------
Utilities Portfolio -- Class Y    0.65%        0.25%       0.06%         0.96%            N/A           0.96%
----------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio --
  Class Y                         0.62%        0.25%       0.04%         0.91%            N/A           0.91%
----------------------------------------------------------------------------------------------------------------
Value-Added Market Portfolio
  -- Class Y                      0.50%        0.25%       0.05%         0.80%            N/A           0.80%
----------------------------------------------------------------------------------------------------------------
Growth Portfolio -- Class Y       0.80%        0.25%       0.13%         1.18%            N/A           1.18%
----------------------------------------------------------------------------------------------------------------
American Opportunities
  Portfolio -- Class Y            0.63%        0.25%       0.04%         0.92%            N/A           0.92%
----------------------------------------------------------------------------------------------------------------
Capital Opportunities
  Portfolio -- Class Y            0.75%        0.25%       0.12%         1.12%            N/A           1.12%
----------------------------------------------------------------------------------------------------------------
Global Equity Portfolio --
  Class Y                         1.00%        0.25%       0.08%         1.33%            N/A           1.33%
----------------------------------------------------------------------------------------------------------------
Developing Growth Portfolio --
  Class Y                         0.50%        0.25%       0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.:
----------------------------------------------------------------------------------------------------------------
High Yield Portfolio -- Class
  I (1)                           0.50%         N/A        0.52%         1.02%            N/A           1.02%
----------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value Portfolio
  -- Class I (1)                  0.75%         N/A        0.37%         1.12%            N/A           1.12%
----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio -- Class I (1)        0.80%         N/A        0.41%         1.21%            N/A           1.21%
----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio -- Class I (1)        1.25%         N/A        0.62%         1.87%            N/A           1.87%
----------------------------------------------------------------------------------------------------------------
Equity and Income Portfolio --
  Class II (1)                    0.60%        0.35%       0.92%         1.87%            N/A           1.87%
----------------------------------------------------------------------------------------------------------------
Global Franchise Portfolio --
  Class II (1)                    0.80%        0.35%       2.07%         3.22%            N/A           3.22%
----------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio -- Class I (1)        0.40%         N/A        0.33%         0.73%            N/A           0.73%
----------------------------------------------------------------------------------------------------------------
Small Company Growth Portfolio
  -- Class II (1)                 0.95%        0.35%       3.68%         4.98%            N/A           4.98%
----------------------------------------------------------------------------------------------------------------
Technology Portfolio -- Class
  I (1)                           0.80%         N/A        0.53%         1.33%            N/A           1.33%
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
  TRUST:
----------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio --
  Class II (2)(3)                 0.75%        0.24%       3.32%         4.31%            N/A           4.31%
----------------------------------------------------------------------------------------------------------------
Comstock Portfolio -- Class II
  (2)                             0.59%        0.25%       0.06%         0.90%            N/A           0.90%
----------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio --
  Class II (2)                    0.70%        0.25%       0.07%         1.02%            N/A           1.02%
----------------------------------------------------------------------------------------------------------------
Enterprise Portfolio -- Class
  II (2)(3)                       0.50%        0.25%       0.14%         0.89%            N/A           0.89%
----------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio --
  Class II (2)                    0.60%        0.25%       0.06%         0.91%            N/A           0.91%
----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES:
----------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  Fund -- Class 2                 0.66%        0.25%       0.04%         0.95%            N/A           0.95%
----------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund -- Class
  2                               0.80%        0.25%       0.03%         1.08%            N/A           1.08%
----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund --
  Class 2                         0.37%        0.25%       0.02%         0.64%            N/A           0.64%
----------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

American Funds Growth-Income
  Fund -- Class 2                 0.33%        0.25%       0.01%         0.59%            N/A           0.59%
----------------------------------------------------------------------------------------------------------------
American Funds International
  Fund -- Class 2                 0.57%        0.25%       0.06%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class (4)(5)(6)      0.75%         N/A        0.19%         0.94%           0.04%          0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class (4)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class (4)     0.75%         N/A        0.13%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class (4)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class (4)               0.75%         N/A        0.09%         0.84%            N/A           0.84%
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST:
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (7)(8)                  0.51%        0.25%       0.29%         1.05%           0.04%          1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (8)                     0.42%         N/A        0.25%         0.67%           0.02%          0.65%
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (7)                  0.60%        0.25%       0.20%         1.05%            N/A           1.05%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1      1.25%         N/A        0.30%         1.55%            N/A           1.55%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund -- Class 2 (7)(9)          0.81%        0.25%       0.07%         1.13%            N/A           1.13%
----------------------------------------------------------------------------------------------------------------

(1) The Management Fees and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fees and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the 12b-1 fees for Class II shares. Including such reductions, expenses would be as follows:


                                              12B-1
                                            DISTRIBUTION             TOTAL
                                             AND/OR                 ANNUAL FUND
                                MANAGEMENT  SERVICING     OTHER     OPERATING
PORTFOLIO                         FEES        FEES        EXPENSES  EXPENSES
-------------------------------------------------------------------------------

High Yield Portfolio -- Class
  I                                 0.28%         N/A       0.52%       0.80%
-------------------------------------------------------------------------------
U.S. Mid Cap Value Portfolio
  -- Class I                        0.68%         N/A       0.37%       1.05%
-------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio -- Class I              0.80%         N/A       0.41%       1.21%
-------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio -- Class I              1.16%         N/A       0.62%       1.78%
-------------------------------------------------------------------------------
Equity and Income Portfolio --
  Class II                          0.03%        0.05%      0.92%       1.00%
-------------------------------------------------------------------------------
Global Franchise Portfolio --
  Class II                          0.00%        0.05%      1.15%       1.20%
-------------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio -- Class I              0.37%         N/A       0.33%       0.70%
-------------------------------------------------------------------------------
Small Company Growth Portfolio
  -- Class II                       0.00%        0.05%      1.20%       1.25%
-------------------------------------------------------------------------------
Technology Portfolio -- Class
  I                                 0.62%         N/A       0.53%       1.15%
-------------------------------------------------------------------------------

(2) Under the Distribution Plan and Service Plan, the Portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

(3) The investment adviser, Van Kampen Asset Management, has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Annual Fund Operating Expenses" to exceed those set

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" for the Portfolios would be:

                                              12B-1
                                            DISTRIBUTION             TOTAL
                                             AND/OR                 ANNUAL FUND
                                MANAGEMENT  SERVICING     OTHER     OPERATING
                                  FEES        FEES        EXPENSES  EXPENSES
-------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT
  TRUST:
-------------------------------------------------------------------------------
Aggressive Growth Portfolio --
  Class II                          0.00%        0.24%      1.02%       1.26%
-------------------------------------------------------------------------------
Enterprise Portfolio -- Class
  II                                0.46%        0.25%      0.14%       0.85%
-------------------------------------------------------------------------------

(4) Each series of the MFS Variable Insurance Trust has an offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend dispursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, net "Total Annual Fund Operating Expenses" would be lower for certain series and would equal: 0.86% for MFS-Registered Trademark- Emerging Growth Series and 0.87% for MFS-Registered Trademark- Investors Growth Stock Series.

(5) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually for each series. This agreement will continue until at least December 31, 2004.

(6) The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

(7) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(8) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.

(9) The Fund's administration fee is paid indirectly through the management fee.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,387
---------------------------------------------------------
3 years                                             $2,725
---------------------------------------------------------
5 years                                             $3,920
---------------------------------------------------------
10 years                                            $6,764
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 751
---------------------------------------------------------
3 years                                             $2,211
---------------------------------------------------------
5 years                                             $3,597
---------------------------------------------------------
10 years                                            $6,758
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 759
---------------------------------------------------------
3 years                                             $2,219
---------------------------------------------------------
5 years                                             $3,603
---------------------------------------------------------
10 years                                            $6,764
---------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.35% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS

The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust(SM) and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity.

FLEXIBLE INCOME PORTFOLIO -- Seeks, as a primary objective to provide a high level of current income. As a secondary objective the Portfolio seeks to maximize total return, but only to the extent consistent with its primary objective.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income.

UTILITIES PORTFOLIO (Closed to Contracts issued on or after May 3, 2004) -- Seeks capital appreciation and current income.

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

GROWTH PORTFOLIO -- Seeks long-term growth of capital.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility.

CAPITAL OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth.

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and to a lesser extent from income.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds").

U.S. MID CAP VALUE PORTFOLIO (formerly U.S. Mid Cap Core Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

EQUITY AND INCOME PORTFOLIO -- Seeks both capital appreciation and current income.

GLOBAL FRANCHISE PORTFOLIO -- Seeks long-term capital appreciation.

CORE PLUS FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

SMALL COMPANY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

TECHNOLOGY PORTFOLIO (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries.

VAN KAMPEN LIFE INVESTMENT TRUST:

AGGRESSIVE GROWTH PORTFOLIO -- Seeks capital growth.

COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stock.

EMERGING GROWTH PORTFOLIO -- Seeks capital appreciation.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

GROWTH AND INCOME PORTFOLIO -- Seeks long-term growth of capital and income.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small

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capitalization companies, with market cap values not exceeding (i) $1.5 billion;
or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

THE INVESTMENT ADVISORS

Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio, the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley.

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

Morgan Stanley Investment Management Inc. ("MS Investment Management"), a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, doing business in this instance as Van Kampen, is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Equity and Income Portfolio, Global Franchise Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio, Small Company Growth Portfolio, U.S. Mid Cap Value Portfolio, and Technology Portfolio of The Universal Institutional Funds, Inc. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of Morgan Stanley.

The Investment Adviser with respect to the Aggressive Growth Portfolio, Comstock Portfolio, Emerging Growth Portfolio, Growth and Income Portfolio and Enterprise Portfolio is Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at
500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small Cap Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One

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Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual
Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Account are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Account during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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from the Program to the selected Sub-Accounts in 3 to 6 months. Under the
12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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smaller Premium Payments, for example, if you enroll in our Automatic Additions
Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to

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take advantage of inefficiencies in Fund pricing should not purchase this
Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Each of these products and plans may have different transfer restrictions or no transfer restrictions at all. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCOUNT TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Account, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.35% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death

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Benefit is not available in Washington. Once you elect the Optional Death
Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities --

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28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS
PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS. If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

AUTOMATIC ADDITIONS PROGRAM -- AUTOMATIC ADDITIONS is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET REBALANCER PROGRAM -- ASSET REBALANCER is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders

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or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Account Executive if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

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    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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      value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within

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30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Services issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

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During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions are also available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

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- The Contract Value on the date we calculate the Death Benefit plus 40% of the
  Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

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ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits.

There is no information for Aggressive Growth Portfolio and Small Company Growth Portfolio Sub-Accounts because as of December 31, 2003, the Sub-Accounts had not commenced operation.

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.645  $6.713  $7.944  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.522  $5.645  $6.713  $7.944      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,183   1,142     604     167      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.624  $6.698  $7.939  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.484  $5.624  $6.698  $7.939      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      308     305     156      38      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.623  $6.700  $8.396      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.478  $5.623  $6.700      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      305     284     202      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.603  $5.221      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.440  $5.603      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,489     695      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.603  $6.686  $8.389      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.440  $5.603  $6.686      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,489     695     197      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.599  $5.221      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.424  $5.599      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      165      50      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.598  $5.221      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.419  $5.598      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       48      12      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.594  $5.221      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.403  $5.594      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      175      85      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.647  $7.081  $8.249  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.541  $5.647  $7.081  $8.249      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      301     271     176      75      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.626  $7.066  $8.243  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.497  $5.626  $7.066  $8.243      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      132     126      66      21      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.625  $7.068  $8.609      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.491  $5.625  $7.068      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      110      98      27      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.605  $5.567      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.447  $5.605      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      588     195      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.605  $7.053  $8.603      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.447  $5.605  $7.053      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      588     195      56      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.601  $5.567      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.429  $5.601      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      108      31      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.600  $5.567      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.423  $5.600      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       21       5      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.596  $5.567      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.405  $5.596      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       33      13      --      --      --
-------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.388  $7.239  $8.979  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.261  $5.388  $7.239  $8.979      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    6,382   5,812   2,912     616      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.368  $7.224  $8.973  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.224  $5.368  $7.224  $8.973      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,349   2,211     813     241      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.367  $7.226  $9.529      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.219  $5.367  $7.226      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,098   1,952   1,244      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.347  $4.855      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.181  $5.347      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   10,397   4,406      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.347  $7.210  $9.521      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.181  $5.347  $7.210      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                   10,397   4,406     995      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.344  $4.855      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.166  $5.344      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,552     317      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.343  $4.855      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.161  $5.343      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      621     267      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.339  $4.855      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.146  $5.339      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      935     317      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.487  $10.551 $10.443 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.072 $8.487  $10.551 $10.443     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    5,252   4,673   2,097     288      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $8.456  $10.528 $10.436 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.015 $8.456  $10.528 $10.436     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,142   1,917     636     161      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $8.454  $10.531 $10.864     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.007 $8.454  $10.531     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,621   1,569   1,009      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.423  $8.001      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.951 $8.423      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    7,913   3,638      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $8.423  $10.508 $10.856     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.951 $8.423  $10.508     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    7,913   3,638     774      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $8.418  $8.000      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.927 $8.418      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,213     280      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.416  $8.000      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.919 $8.416      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      397     190      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.411  $8.000      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.896 $8.411      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      841     298      --      --      --
-------------------------------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.187  $6.183  $7.834  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.890  $5.187  $6.183  $7.834      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,266   1,115     762     217      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.168  $6.169  $7.829  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.855  $5.168  $6.169  $7.829      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      392     372     246      54      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.167  $6.171  $8.111      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.850  $5.167  $6.171      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      384     306     169      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.148  $4.992      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.815  $5.148      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,648     740      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.148  $6.158  $8.105      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.815  $5.148  $6.158      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,648     740     247      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.144  $4.992      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.800  $5.144      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      217      47      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.143  $4.992      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.795  $5.143      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      113      42      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.140  $4.991      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.781  $5.140      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      132      54      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.719  $6.718  $8.047  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.381  $4.719  $6.718  $8.047      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,303   1,253     700     134      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.702  $6.703  $8.041  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.348  $4.702  $6.703  $8.041      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      332     316     176      56      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.701  $6.705  $8.493      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.344  $4.701  $6.705      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      232     236     131      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.684  $4.340      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.311  $4.684      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,609     665      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.684  $6.691  $8.487      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.311  $4.684  $6.691      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,609     665     189      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.681  $4.340      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.298  $4.681      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      194      38      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.680  $4.340      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.293  $4.680      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       70      15      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.677  $4.340      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.280  $4.677      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      180      62      --      --      --
-------------------------------------------------------------------------------------------------------

56
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.818 $10.447 $10.147 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.826 $10.818 $10.447 $10.147     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      794     633     356      45      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.778 $10.424 $10.141 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.760 $10.778 $10.424 $10.141     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      184     177      99       7      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.776 $10.428 $10.514     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.752 $10.776 $10.428     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      153     131      59      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.737 $9.942      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.686 $10.737     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      839     278      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.737 $10.405 $10.506     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.686 $10.737 $10.405     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      839     278      83      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.730 $9.941      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.659 $10.730     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      168      41      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.728 $9.941      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.650 $10.728     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       45      14      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.721 $9.941      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.623 $10.721     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      176      46      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              57
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.547  $6.565  $8.709  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.706  $4.547  $6.565  $8.709      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      389     430     358     135      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.530  $6.550  $8.703  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.677  $4.530  $6.550  $8.703      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      198     220     217      76      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.529  $6.553  $9.444      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.673  $4.529  $6.553      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      147     157     125      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.513  $4.241      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.643  $4.513      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      394     335      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.513  $6.538  $9.437      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.643  $4.513  $6.538      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      394     335     264      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.510  $4.241      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.631  $4.510      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        7      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.509  $4.241      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.627  $4.509      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.506  $4.241      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.615  $4.506      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       30      14      --      --      --
-------------------------------------------------------------------------------------------------------

58
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $3.497  $5.359  $8.179  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.486  $3.497  $5.359  $8.179      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      498     501     488     217      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $3.484  $5.347  $8.174  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.463  $3.484  $5.347  $8.174      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      285     296     256     155      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $3.483  $5.349  $7.761      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.460  $3.483  $5.349      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      143     154     153      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $3.471  $3.315      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.437  $3.471      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      621     447      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $3.471  $5.338  $7.755      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.437  $3.471  $5.338      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      621     447     298      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $3.468  $3.315      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.427  $3.468      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       56       5      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $3.468  $3.315      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.424  $3.468      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       85      46      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $3.465  $3.315      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $4.415  $3.465      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       61      16      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              59
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.764  $6.674  $8.932  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.774  $4.764  $6.674  $8.932      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      266     263     210      74      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.747  $6.660  $8.926  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.744  $4.747  $6.660  $8.926      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      149     176     130      51      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.746  $6.662  $9.086      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.740  $4.746  $6.662      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       79      75      97      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.729  $4.623      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.711  $4.729      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      310     139      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.729  $6.648  $9.079      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.711  $4.729  $6.648      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      310     139      76      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.726  $4.623      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.699  $4.726      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       37      16      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.725  $4.623      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.695  $4.725      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8       3      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.722  $4.623      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.683  $4.722      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       68      12      --      --      --
-------------------------------------------------------------------------------------------------------

60
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $6.359  $8.167  $9.864  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.651  $6.359  $8.167  $9.864      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      737     507     285      57      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $6.335  $8.149  $9.858  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.612  $6.335  $8.149  $9.858      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      197     220     171      68      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $6.334  $8.152  $9.768      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.607  $6.334  $8.152      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      133     127      94      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $6.311  $6.052      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.568  $6.311      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      387     218      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $6.311  $8.134  $9.761      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.568  $6.311  $8.134      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      387     218      80      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $6.307  $6.052      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.552  $6.307      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       15       6      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $6.306  $6.052      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.546  $6.306      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       10      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $6.302  $6.052      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.530  $6.302      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       47       9      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              61
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.284 $11.008 $11.147 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.784 $10.284 $11.008 $11.147     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,852   2,458     786      71      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.246 $10.984 $11.139 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.723 $10.246 $10.984 $11.139     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,154   1,063     284      22      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.244 $10.988 $11.088     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.715 $10.244 $10.988     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      698     691     469      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.207 $9.738      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.655 $10.207     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    3,595   1,653      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.207 $10.964 $11.079     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.655 $10.207 $10.964     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    3,595   1,653     472      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.200 $9.737      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.630 $10.200     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      505     109      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.198 $9.737      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.622 $10.198     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      136      61      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.192 $9.737      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.597 $10.192     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      403     112      --      --      --
-------------------------------------------------------------------------------------------------------

62
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.069  $6.574  $9.489  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.005  $5.069  $6.574  $9.489      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,434   2,610   2,333     845      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.051  $6.560  $9.483  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.974  $5.051  $6.560  $9.483      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      902     931     869     363      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.050  $6.562  $8.910      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.970  $5.050  $6.562      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      393     440     388      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.031  $5.047      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.939  $5.031      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,055   1,188      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.031  $6.548  $8.903      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.939  $5.031  $6.548      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,055   1,188     618      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.028  $5.047      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.927  $5.028      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      324      81      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.027  $5.047      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.923  $5.027      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       66      27      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.024  $5.047      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.910  $5.024      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      333     133      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              63
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.497  $10.912 $10.983 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.181 $9.497  $10.912 $10.983     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      457     450     286      41      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $9.462  $10.889 $10.975 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.123 $9.462  $10.889 $10.975     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      573     297     169      67      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $9.460  $10.892 $11.124     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.116 $9.460  $10.892     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       81     104      79      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.426  $9.442      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.058 $9.426      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      432     241      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $9.426  $10.869 $11.116     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.058 $9.426  $10.869     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      432     241      98      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $9.420  $9.442      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.035 $9.420      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       47      23      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.418  $9.442      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.027 $9.418      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       25       5      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.412  $9.442      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.004 $9.412      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       93      21      --      --      --
-------------------------------------------------------------------------------------------------------

64
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.163  $3.921  $6.276  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $3.013  $2.163  $3.921  $6.276      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,482   1,347   1,539     396      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $2.155  $3.913  $6.272  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.998  $2.155  $3.913  $6.272      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      482     476     418     200      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $2.155  $3.914  $6.888      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.996  $2.155  $3.914      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      155     173     154      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $2.147  $2.025      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.980  $2.147      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      735     593      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $2.147  $3.906  $6.883      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.980  $2.147  $3.906      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      735     593     310      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $2.146  $2.024      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.974  $2.146      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       45       3      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $2.145  $2.024      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.972  $2.145      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       29       4      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $2.144  $2.024      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.965  $2.144      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      108      17      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              65
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.488  $6.324  $8.637  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.241  $4.488  $6.324  $8.637      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      420     283     234     111      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.471  $6.310  $8.632  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.209  $4.471  $6.310  $8.632      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       95     106      89      49      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.470  $6.312  $8.704      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.205  $4.470  $6.312      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       27      32      28      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.454  $4.265      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.173  $4.454      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      236      94      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.454  $6.299  $8.697      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.173  $4.454  $6.299      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      236      94      54      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.451  $4.265      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.159  $4.451      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       17       4      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.450  $4.265      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.155  $4.450      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       23      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.448  $4.265      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.142  $4.448      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       19       5      --      --      --
-------------------------------------------------------------------------------------------------------

66
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.410  $10.430 $11.228 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.561 $8.410  $10.430 $11.228     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,527   1,369     938     157      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $8.379  $10.407 $11.221 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.507 $8.379  $10.407 $11.221     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      537     543     369      72      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $8.377  $10.410 $11.130     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.500 $8.377  $10.410     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      287     333     231      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.347  $8.366      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.446 $8.347      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,271     894      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $8.347  $10.388 $11.121     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.446 $8.347  $10.388     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,271     894     398      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $8.342  $8.366      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.423 $8.342      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      142      27      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.340  $8.366      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.416 $8.340      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       56      28      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.335  $8.366      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.394 $8.335      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      222      71      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              67
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.539  $8.917  $9.470  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.633 $9.539  $8.917  $9.470      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      544     530     206      41      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $9.505  $8.898  $9.464  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.578 $9.505  $8.898  $9.464      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      216     428      89      17      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $9.503  $8.901  $9.628      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.571 $9.503  $8.901      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      136     132      55      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.468  $9.066      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.517 $9.468      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      509     325      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $9.468  $8.882  $9.621      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.517 $9.468  $8.882      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      509     325      53      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $9.462  $9.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.494 $9.462      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      125      19      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.460  $9.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.487 $9.460      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       43      16      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.454  $9.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.464 $9.454      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      108      40      --      --      --
-------------------------------------------------------------------------------------------------------

68
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $6.005  $7.395  $9.086  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.947  $6.005  $7.395  $9.086      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      273     286     251      54      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.983  $7.379  $9.080  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.906  $5.983  $7.379  $9.080      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      109     102      99      30      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.982  $7.382  $9.128      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.900  $5.982  $7.382      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       61      60      58      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.960  $5.799      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.860  $5.960      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      239     151      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.960  $7.366  $9.121      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.860  $5.960  $7.366      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      239     151      84      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.956  $5.799      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.843  $5.956      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       23      13      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.955  $5.799      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.838  $5.955      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       27      12      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.951  $5.799      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $7.821  $5.951      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       31       8      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              69
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.762  $6.716  $8.064  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.938  $4.762  $6.716  $8.064      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      292     329     302     150      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.745  $6.701  $8.059  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.908  $4.745  $6.701  $8.059      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      158     170     108      76      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.744  $6.704  $8.453      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.904  $4.744  $6.704      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       66      42      27      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.727  $4.591      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.873  $4.727      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      256     109      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.727  $6.689  $8.446      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.873  $4.727  $6.689      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      256     109      70      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.724  $4.591      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.861  $4.724      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       22       8      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.723  $4.591      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.857  $4.723      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       10       2      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.720  $4.590      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.844  $4.720      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       45      11      --      --      --
-------------------------------------------------------------------------------------------------------

70
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.359 $10.403 $10.194 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.246 $10.359 $10.403 $10.194     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,227   1,631   1,178     137      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.322 $10.380 $10.188 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.193 $10.322 $10.380 $10.188     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      483     660     450      83      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.320 $10.384 $10.228     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.186 $10.320 $10.384     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      198     338     415      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.282 $10.321     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.134 $10.282     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      854     768      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.282 $10.361 $10.220     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.134 $10.282 $10.361     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      854     768     482      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.276 $10.321     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.112 $10.276     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       75      64      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.273 $10.320     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.105 $10.273     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       53      12      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.267 $10.320     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.083 $10.267     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      106      75      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              71
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.073 $11.419 $10.603 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.445 $12.073 $11.419 $10.603     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,071   1,905     665      66      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $12.475 $11.817 $10.989     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.840 $12.475 $11.817     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      814   1,111     529      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $12.027 $11.398 $10.752     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.373 $12.027 $11.398     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      294     323     133      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $12.427 $12.146     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.766 $12.427     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,987   1,083      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $12.427 $11.795 $11.142     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.766 $12.427 $11.795     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,987   1,083     256      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $12.369 $12.097     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.687 $12.369     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      531     139      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $12.417 $12.146     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.729 $12.417     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       66      27      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $12.409 $12.145     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.702 $12.409     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      254      82      --      --      --
-------------------------------------------------------------------------------------------------------

72
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.772 $10.941 $10.088 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.829 $11.772 $10.941 $10.088     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       78      65      46       5      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.614 $12.671 $11.701 $10.000 $9.520
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $17.122 $13.614 $12.671 $11.701 $10.000
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       43      32      30      23      14
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $11.727 $10.921 $10.353     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.742 $11.727 $10.921     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       25      23       2      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $13.561 $12.131     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $17.023 $13.561     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       88      22      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $13.561 $12.648 $12.007     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $17.023 $13.561 $12.648     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       88      22       5      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $13.496 $12.080     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $16.915 $13.496     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       11       2      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $13.550 $12.131     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $16.975 $13.550     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        3      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.542 $12.131     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $16.938 $13.542     --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       23       2      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              73
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.499  $6.128  $6.652  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.108  $5.499  $6.128  $6.652      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       76      72      37      21      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $7.104  $7.928  $8.619      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.459 $7.104  $7.928      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       60      59      56      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.478  $6.116  $7.450      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $8.061  $5.478  $6.116      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       27      16       4      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.077  $6.977      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.398 $7.077      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      132      66      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $7.077  $7.913  $9.652      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.398 $7.077  $7.913      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      132      66      36      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $7.044  $6.948      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.334 $7.044      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        9       1      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.071  $6.976      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.369 $7.071      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4       1      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.066  $6.976      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.347 $7.066      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       26      --      --      --      --
-------------------------------------------------------------------------------------------------------

74
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.606     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      116      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.595     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       11      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.591     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.579     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      222      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.579     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      222      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.567     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       16      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.564     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        5      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.552     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4      --      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              75
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
GLOBAL FRANCHISE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.234     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       12      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.222     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        6      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.218     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.206     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       52      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.206     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       52      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.193     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        5      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.189     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        1      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.000     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.177     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4      --      --      --      --
-------------------------------------------------------------------------------------------------------

76
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.734  $8.467  $8.997  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.578  $7.734  $8.467  $8.997      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      418     320     254      60      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $7.938  $8.703  $9.262  $10.000 $10.508
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.816  $7.938  $8.703  $9.262  $10.000
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      219     216     208     165     163
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $7.705  $8.451  $9.664      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.522  $7.705  $8.451      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      107     119      69      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.908  $7.521      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.759  $7.908      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      627     225      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $7.908  $8.687  $9.947      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.759  $7.908  $8.687      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      627     225      58      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $7.869  $7.489      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.697  $7.869      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       89       9      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.901  $7.521      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.731  $7.901      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       59       3      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.896  $7.521      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.711  $7.896      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       67       9      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              77
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.722  $3.425  $6.795      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.506  $1.722  $3.425      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      320     371     589      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $1.716  $3.419  $6.794      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.494  $1.716  $3.419      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      137     171     196      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $1.715  $3.418  $7.361      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.492  $1.715  $3.418      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       99      78      80      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $1.709  $1.569      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.480  $1.709      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,130     606      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $1.709  $3.412  $7.359      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.480  $1.709  $3.412      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,130     606     247      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $1.708  $1.569      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.474  $1.708      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      127      12      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $1.708  $1.569      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.473  $1.708      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       36      17      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $1.707  $1.569      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $2.467  $1.707      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       96      23      --      --      --
-------------------------------------------------------------------------------------------------------

78
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
U.S. MID CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $6.952  $9.804  $10.276 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.691  $6.952  $9.804  $10.276     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      628     641     362      47      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $9.725  $13.736 $14.419     --  $11.834
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.537 $9.725  $13.736     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      315     365     287      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $6.925  $9.786  $10.380     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $9.635  $6.925  $9.786      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      213     217     177      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.688  $9.192      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.458 $9.688      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      618     397      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $9.688  $13.711 $14.563     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.458 $9.688  $13.711     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      618     397     186      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $9.641  $9.153      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.372 $9.641      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       83      20      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.680  $9.192      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.420 $9.680      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       31      21      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.673  $9.192      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.391 $9.673      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      117      46      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              79
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
UTILITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.276  $6.744  $9.213  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.247  $5.276  $6.744  $9.213      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      895   1,079   1,077     320      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $5.257  $6.729  $9.207  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.215  $5.257  $6.729  $9.207      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      267     285     264     150      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $5.256  $6.731  $9.275      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.211  $5.256  $6.731      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      152     155      69      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.237  $5.021      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.179  $5.237      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      413     325      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $5.237  $6.717  $9.268      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.179  $5.237  $6.717      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      413     325     207      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $5.233  $5.021      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.166  $5.233      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       33       8      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $5.232  $5.021      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.161  $5.232      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       25       9      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $5.229  $5.021      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $6.148  $5.229      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       62      12      --      --      --
-------------------------------------------------------------------------------------------------------

80
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.750  $10.600 $10.984 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.798 $8.750  $10.600 $10.984     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      855     701     388      39      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $8.718  $10.577 $10.977 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.737 $8.718  $10.577 $10.977     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      436     377     165      29      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $8.716  $10.581 $11.077     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.729 $8.716  $10.581     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      142     122      81      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.684  $8.284      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.668 $8.684      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      987     486      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $8.684  $10.558 $11.069     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.668 $8.684  $10.558     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      987     486     173      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $8.679  $8.284      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.644 $8.679      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      158      48      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $8.677  $8.284      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.635 $8.677      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       54      25      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $8.672  $8.284      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.611 $8.672      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      141      80      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              81
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.947  $11.450 $10.859 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.264 $9.947  $11.450 $10.859     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,529   1,320     422      16      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $9.911  $11.426 $10.852 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.201 $9.911  $11.426 $10.852     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      641     586     130      32      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $9.909  $11.429 $11.403     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.192 $9.909  $11.429     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      503     471     272      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.873  $9.749      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.130 $9.873      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,327   1,120      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $9.873  $11.405 $11.394     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.130 $9.873  $11.405     --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    2,327   1,120     247      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $9.867  $9.749      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.104 $9.867      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      396      83      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.865  $9.749      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.095 $9.865      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      118      26      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.859  $9.748      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.070 $9.859      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      260      86      --      --      --
-------------------------------------------------------------------------------------------------------

82
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.329  $7.437  $8.214  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.100 $7.329  $7.437  $8.214      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       76      54      23      13      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $7.303  $7.421  $8.208  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.043 $7.303  $7.421  $8.208      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       36      41      18       1      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $7.301  $7.424  $8.907      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.036 $7.301  $7.424      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8       5       1      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.275  $7.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.979 $7.275      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      236     157      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $7.275  $7.408  $8.900      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.979 $7.275  $7.408      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      236     157      14      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $7.270  $7.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.956 $7.270      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       20       2      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.268  $7.065      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.948 $7.268      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       58      21      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.264  $7.064      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.925 $7.264      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       15       1      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              83
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.971  $9.926  $10.210 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.375 $7.971  $9.926  $10.210     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      469     344     122      23      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $7.941  $9.905  $10.204 $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.322 $7.941  $9.905  $10.204     --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      153     110      88      37      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $7.940  $9.908  $10.273     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.315 $7.940  $9.908      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       65      64      24      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.911  $8.119      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.262 $7.911      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      700     321      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $7.911  $9.887  $10.265     --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.262 $7.911  $9.887      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      700     321      66      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $7.906  $8.119      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.240 $7.906      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      147      29      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $7.904  $8.119      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.233 $7.904      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       46      13      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $7.899  $8.118      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.211 $7.899      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       88      40      --      --      --
-------------------------------------------------------------------------------------------------------

84
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
COMSTOCK
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.521     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       58      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.509     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       68      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.505     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.492     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      206      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.492     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      206      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.480     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       34      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.475     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        8      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.010     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.463     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       44      --      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              85
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
EMERGING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.005     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.843     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        9      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.831     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        2      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.827     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       --      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.815     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       19      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.815     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       19      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.803     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        5      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.799     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        3      --      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.004     --      --      --      --(a)
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.787     --      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                        4      --      --      --      --
-------------------------------------------------------------------------------------------------------

86
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.294  $6.190  $7.914  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.317  $4.294  $6.190  $7.914      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      389     412     363     150      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $4.278  $6.176  $7.909  $10.000     --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.289  $4.278  $6.176  $7.909      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      136     162     143      71      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $4.278  $6.178  $7.971      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.286  $4.278  $6.178      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       61      67      43      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.262  $4.224      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.259  $4.262      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      421     301      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $4.262  $6.165  $7.965      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.259  $4.262  $6.165      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      421     301     154      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $4.259  $4.224      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.247  $4.259      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       22       4      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $4.258  $4.224      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.244  $4.258      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       22      13      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $4.256  $4.224      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $5.232  $4.256      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       23      10      --      --      --
-------------------------------------------------------------------------------------------------------

                                                                              87
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                         AS OF DECEMBER 31,
                                                              -----------------------------------------
SUB-ACCOUNT                                                    2003    2002    2001    2000    1999
-------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.796  $11.918     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.321 $9.796      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      377     194      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $9.760  $11.887     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.258 $9.760      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      217     136      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period            $9.758  $11.889     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.249 $9.758      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       84      48      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.723  $9.301      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.186 $9.723      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,444     423      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period            $9.723  $11.857     --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.186 $9.723      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                    1,444     423      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL
    FIRST
    Accumulation Unit Value at beginning of period            $9.717  $9.300      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.160 $9.717      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      313      47      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period            $9.715  $9.300      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.152 $9.715      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                       58      15      --      --      --
-------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $9.708  $9.300      --      --      --
-------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.126 $9.708      --      --      --
-------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      144      34      --      --      --
-------------------------------------------------------------------------------------------------------

(a) Inception date May 1, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of Hartford Select Leaders variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
               SERIES I AND SERIES IR OF HARTFORD SELECT LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $34,140,574; 2002: $29,496,173; and 2001: $20,406,428.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] -1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company, Separate Account Three (the "Account") comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Value-Added Market, Global Franchise, Equity and Income, Enterprise, Growth and Income, Comstock, and the Emerging Growth (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............     2,303,223        5,445,630       8,652,841
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Cost:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $30,213,704     $224,939,985    $253,712,678
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Market Value:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $35,124,147     $247,776,156    $289,697,101
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         1,489          184,528         132,525
  Receivable from fund
   shares sold...........       --              --              --
  Other assets...........       --              --              --
                            -----------     ------------    ------------
  Total Assets...........    35,125,636      247,960,684     289,829,626
                            -----------     ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --
  Payable for fund shares
   purchased.............         1,488          184,528         132,525
  Other liabilities......       --                     3               5
                            -----------     ------------    ------------
  Total Liabilities......         1,488          184,531         132,530
                            -----------     ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $35,124,148     $247,776,153    $289,697,096
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                     FRANKLIN STRATEGIC       MUTUAL
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  INCOME SECURITIES   SHARES SECURITIES
                                FUND       CAPITALIZATION FUND     CAP FUND            FUND               FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -------------------  --------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --               --                  --               --                  --
      Class 1............       --               --                  --              3,631,330            --
      Class II...........       --               --                  --               --                  --
      Class 2............     3,003,597          1,182,992         2,069,314          --                 6,671,958
      Class X............       --               --                  --               --                  --
      Class Y............       --               --                  --               --                  --
      Other..............       --               --                  --               --                  --
                            ===========        ===========       ===========       ===========         ===========
    Cost:
      Class I............       --               --                  --               --                  --
      Class 1............       --               --                  --            $39,015,838            --
      Class II...........       --               --                  --               --                  --
      Class 2............   $37,393,163        $13,491,658       $32,499,395          --               $88,238,688
      Class X............       --               --                  --               --                  --
      Class Y............       --               --                  --               --                  --
      Other..............       --               --                  --               --                  --
                            ===========        ===========       ===========       ===========         ===========
    Market Value:
      Class I............       --               --                  --               --                  --
      Class 1............       --               --                  --            $44,156,968            --
      Class II...........       --               --                  --               --                  --
      Class 2............   $40,248,199        $16,656,525       $36,068,135          --               $99,345,460
      Class X............       --               --                  --               --                  --
      Class Y............       --               --                  --               --                  --
      Other..............       --               --                  --               --                  --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        55,007              6,764            11,121            44,449              47,241
  Receivable from fund
   shares sold...........       --               --                  --               --                  --
  Other assets...........             3          --                  --                      6                   2
                            -----------        -----------       -----------       -----------         -----------
  Total Assets...........    40,303,209         16,663,289        36,079,256        44,201,423          99,392,703
                            -----------        -----------       -----------       -----------         -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --               --                  --
  Payable for fund shares
   purchased.............        55,007              6,764            11,121            44,449              47,241
  Other liabilities......       --               --                        2          --                  --
                            -----------        -----------       -----------       -----------         -----------
  Total Liabilities......        55,007              6,764            11,123            44,449              47,241
                            -----------        -----------       -----------       -----------         -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $40,248,202        $16,656,525       $36,068,133       $44,156,974         $99,345,462
                            ===========        ===========       ===========       ===========         ===========

                               TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON GROWTH
                            SECURITIES FUND    SECURITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --                 --
      Class 1............       1,152,466           --
      Class II...........        --                 --
      Class 2............        --                2,261,001
      Class X............        --                 --
      Class Y............        --                 --
      Other..............        --                 --
                               ==========        ===========
    Cost:
      Class I............        --                 --
      Class 1............      $6,185,199           --
      Class II...........        --                 --
      Class 2............        --              $22,191,038
      Class X............        --                 --
      Class Y............        --                 --
      Other..............        --                 --
                               ==========        ===========
    Market Value:
      Class I............        --                 --
      Class 1............      $8,228,603           --
      Class II...........        --                 --
      Class 2............        --              $25,300,602
      Class X............        --                 --
      Class Y............        --                 --
      Other..............        --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          10,749             19,225
  Receivable from fund
   shares sold...........        --                 --
  Other assets...........        --                 --
                               ----------        -----------
  Total Assets...........       8,239,352         25,319,827
                               ----------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --
  Payable for fund shares
   purchased.............          10,749             19,225
  Other liabilities......        --                 --
                               ----------        -----------
  Total Liabilities......          10,749             19,225
                               ----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $8,228,603        $25,300,602
                               ==========        ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING      GROWTH
                              SERIES      GROWTH SERIES  STOCK SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............       697,026        596,584       860,773
                            ===========    ===========    ==========
    Cost:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $10,321,385    $11,591,245    $8,134,202
                            ===========    ===========    ==========
    Market Value:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $ 8,440,989    $ 9,253,023    $7,497,335
  Due from Hartford Life
   and Annuity Insurance
   Company...............           288        --              6,889
  Receivable from fund
   shares sold...........       --                 944       --
  Other assets...........       --             --            --
                            -----------    -----------    ----------
  Total Assets...........     8,441,277      9,253,967     7,504,224
                            -----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 944       --
  Payable for fund shares
   purchased.............           287        --              6,889
  Other liabilities......       --             --            --
                            -----------    -----------    ----------
  Total Liabilities......           287            944         6,889
                            -----------    -----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $ 8,440,990    $ 9,253,023    $7,497,335
                            ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           MFS INVESTORS    MFS TOTAL    CORE PLUS FIXED  EMERGING MARKETS  EMERGING MARKETS
                           TRUST SERIES   RETURN SERIES      INCOME             DEBT             EQUITY       TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------  ----------------  ----------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --             --             --               --                --               --
      Class 1............       --             --             --               --                --               --
      Class II...........       --             --             --               --                --               --
      Class 2............       --             --             --               --                --               --
      Class X............       --             --             --               --                --               --
      Class Y............       --             --             --               --                --               --
      Other..............       946,661      7,553,561      11,464,323        1,046,599         1,081,610      1,890,699
                            ===========   ============    ============       ==========       ===========     ==========
    Cost:
      Class I............       --             --             --               --                --               --
      Class 1............       --             --             --               --                --               --
      Class II...........       --             --             --               --                --               --
      Class 2............       --             --             --               --                --               --
      Class X............       --             --             --               --                --               --
      Class Y............       --             --             --               --                --               --
      Other..............   $15,200,539   $135,454,273    $128,010,627       $7,879,576       $11,793,839     $7,469,663
                            ===========   ============    ============       ==========       ===========     ==========
    Market Value:
      Class I............       --             --             --               --                --               --
      Class 1............       --             --             --               --                --               --
      Class II...........       --             --             --               --                --               --
      Class 2............       --             --             --               --                --               --
      Class X............       --             --             --               --                --               --
      Class Y............       --             --             --               --                --               --
      Other..............   $15,468,435   $147,898,726    $132,298,288       $9,461,252       $ 9,777,759     $6,901,052
  Due from Hartford Life
   and Annuity Insurance
   Company...............         5,399         38,053        --                 13,107               213            698
  Receivable from fund
   shares sold...........       --             --               14,648         --                --               --
  Other assets...........       --                   9        --               --                --               --
                            -----------   ------------    ------------       ----------       -----------     ----------
  Total Assets...........    15,473,834    147,936,788     132,312,936        9,474,359         9,777,972      6,901,750
                            -----------   ------------    ------------       ----------       -----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               14,648         --                --               --
  Payable for fund shares
   purchased.............         5,400         38,053        --                 13,107               213            698
  Other liabilities......       --             --                    9         --                --                    2
                            -----------   ------------    ------------       ----------       -----------     ----------
  Total Liabilities......         5,400         38,053          14,657           13,107               213            700
                            -----------   ------------    ------------       ----------       -----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $15,468,434   $147,898,735    $132,298,279       $9,461,252       $ 9,777,759     $6,901,050
                            ===========   ============    ============       ==========       ===========     ==========


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............      --
      Class Y............      --
      Other..............    4,804,807
                           ===========
    Cost:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............      --
      Class Y............      --
      Other..............  $39,619,766
                           ===========
    Market Value:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............      --
      Class Y............      --
      Other..............  $34,066,083
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........        6,025
  Other assets...........            4
                           -----------
  Total Assets...........   34,072,112
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        6,025
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           -----------
  Total Liabilities......        6,025
                           -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $34,066,087
                           ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           U.S. MID CAP    AMERICAN      BALANCED
                              VALUE      OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............      --             --            --
      Class 1............      --             --            --
      Class II...........      --             --            --
      Class 2............      --             --            --
      Class X............      --          16,732,719     4,899,162
      Class Y............      --           3,057,639     1,431,391
      Other..............    3,604,570        --            --
                           ===========   ============   ===========
    Cost:
      Class I............      --             --            --
      Class 1............      --             --            --
      Class II...........      --             --            --
      Class 2............      --             --            --
      Class X............      --        $295,464,570   $63,304,669
      Class Y............      --          54,259,271    19,790,070
      Other..............  $50,568,170        --            --
                           ===========   ============   ===========
    Market Value:
      Class I............      --             --            --
      Class 1............      --             --            --
      Class II...........      --             --            --
      Class 2............      --             --            --
      Class X............      --        $234,760,046   $72,066,678
      Class Y............      --          42,684,639    21,012,816
      Other..............  $53,455,768        --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --            --
  Receivable from fund
   shares sold...........        2,034        127,169        28,270
  Other assets...........      --             --            --
                           -----------   ------------   -----------
  Total Assets...........   53,457,802    277,571,854    93,107,764
                           -----------   ------------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        2,033        127,169        28,270
  Payable for fund shares
   purchased.............      --             --            --
  Other liabilities......      --                   9             2
                           -----------   ------------   -----------
  Total Liabilities......        2,033        127,178        28,272
                           -----------   ------------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $53,455,769   $277,444,676   $93,079,492
                           ===========   ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                              CAPITAL     DEVELOPING        FLEXIBLE          DIVIDEND
                           OPPORTUNITIES    GROWTH           INCOME            GROWTH       GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --            --             --                 --               --            --
      Class 1............       --            --             --                 --               --            --
      Class II...........       --            --             --                 --               --            --
      Class 2............       --            --             --                 --               --            --
      Class X............     2,856,959     2,975,781       6,160,575         21,210,924       5,178,217     2,563,536
      Class Y............     1,269,965       377,781       2,561,840          3,220,725         498,890       423,595
      Other..............       --            --             --                 --               --            --
                            ===========   ===========     ===========       ============     ===========   ===========
    Cost:
      Class I............       --            --             --                 --               --            --
      Class 1............       --            --             --                 --               --            --
      Class II...........       --            --             --                 --               --            --
      Class 2............       --            --             --                 --               --            --
      Class X............   $35,655,205   $50,209,238     $62,159,287       $324,128,637     $60,837,981   $36,659,374
      Class Y............    14,709,943     6,456,732      18,519,631         44,957,364       6,831,262     6,703,745
      Other..............       --            --             --                 --               --            --
                            ===========   ===========     ===========       ============     ===========   ===========
    Market Value:
      Class I............       --            --             --                 --               --            --
      Class 1............       --            --             --                 --               --            --
      Class II...........       --            --             --                 --               --            --
      Class 2............       --            --             --                 --               --            --
      Class X............   $22,255,713   $48,683,772     $48,052,483       $314,557,996     $73,375,329   $36,299,677
      Class Y............     9,804,131     6,127,606      19,931,116         47,698,935       7,029,353     5,951,512
      Other..............       --            --             --                 --               --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --            --             --                 --               --            --
  Receivable from fund
   shares sold...........        27,706        42,635          22,527             52,058          42,302        31,919
  Other assets...........             3       --                    7                 19         --                  2
                            -----------   -----------     -----------       ------------     -----------   -----------
  Total Assets...........    32,087,553    54,854,013      68,006,133        362,309,008      80,446,984    42,283,110
                            -----------   -----------     -----------       ------------     -----------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        27,706        42,634          22,527             52,058          42,302        31,919
  Payable for fund shares
   purchased.............       --            --             --                 --               --            --
  Other liabilities......       --            --             --                 --                     6       --
                            -----------   -----------     -----------       ------------     -----------   -----------
  Total Liabilities......        27,706        42,634          22,527             52,058          42,308        31,919
                            -----------   -----------     -----------       ------------     -----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $32,059,847   $54,811,379     $67,983,606       $362,256,950     $80,404,676   $42,251,191
                            ===========   ===========     ===========       ============     ===========   ===========


                              MONEY MARKET
                            SUB-ACCOUNT (D)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............       82,353,115
      Class Y............       34,780,634
      Other..............        --
                              ============
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............     $ 82,353,116
      Class Y............       34,780,634
      Other..............        --
                              ============
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........        --
      Class 2............        --
      Class X............     $ 82,353,115
      Class Y............       34,780,634
      Other..............        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           67,181
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              ------------
  Total Assets...........      117,200,930
                              ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............           67,181
  Other liabilities......               16
                              ------------
  Total Liabilities......           67,197
                              ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $117,133,733
                              ============

(a)  Formerly Diversified Income Sub Account. Change effective May 1, 2003.
(d) Effective October 31, 2003, Active International Allocation merged with Money Market.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                           VALUE-ADDED          GLOBAL
                             UTILITIES        MARKET          FRANCHISE
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............       --             --               --
      Class 1............       --             --               --
      Class II...........       --             --                293,695
      Class 2............       --             --               --
      Class X............     3,753,397       5,648,822         --
      Class Y............       803,501       1,920,243         --
      Other..............       --             --               --
                            ===========    ============       ==========
    Cost:
      Class I............       --             --               --
      Class 1............       --             --               --
      Class II...........       --             --             $3,235,806
      Class 2............       --             --               --
      Class X............   $50,823,479    $ 75,183,740         --
      Class Y............    15,866,314      34,521,557         --
      Other..............       --             --               --
                            ===========    ============       ==========
    Market Value:
      Class I............       --             --               --
      Class 1............       --             --               --
      Class II...........       --             --             $3,624,197
      Class 2............       --             --               --
      Class X............   $58,027,523    $119,359,616         --
      Class Y............    12,414,090      40,305,898         --
      Other..............       --             --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --                    223
  Receivable from fund
   shares sold...........        50,822          15,135         --
  Other assets...........       --                    8         --
                            -----------    ------------       ----------
  Total Assets...........    70,492,435     159,680,657        3,624,420
                            -----------    ------------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        50,822          15,134         --
  Payable for fund shares
   purchased.............       --             --                    223
  Other liabilities......             7        --               --
                            -----------    ------------       ----------
  Total Liabilities......        50,829          15,134              223
                            -----------    ------------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $70,441,606    $159,665,523       $3,624,197
                            ===========    ============       ==========

(b)  From inception May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                               EQUITY AND
                                 INCOME          ENTERPRISE    GROWTH AND INCOME       COMSTOCK       EMERGING GROWTH
                            SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)    SUB-ACCOUNT (C)
                           ------------------  --------------  -----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class I............        --               1,017,522         1,356,421           --                 --
      Class 1............        --                 --               --                 --                 --
      Class II...........         703,091           467,457         2,696,708          1,638,800             75,193
      Class 2............        --                 --               --                 --                 --
      Class X............        --                 --               --                 --                 --
      Class Y............        --                 --               --                 --                 --
      Other..............        --                 --               --                 --                 --
                               ==========       ===========       ===========        ===========         ==========
    Cost:
      Class I............        --             $22,682,576       $20,765,815           --                 --
      Class 1............        --                 --               --                 --                 --
      Class II...........      $7,576,007         7,219,339        39,095,821        $17,438,850         $1,714,572
      Class 2............        --                 --               --                 --                 --
      Class X............        --                 --               --                 --                 --
      Class Y............        --                 --               --                 --                 --
      Other..............        --                 --               --                 --                 --
                               ==========       ===========       ===========        ===========         ==========
    Market Value:
      Class I............        --             $13,349,885       $23,140,544           --                 --
      Class 1............        --                 --               --                 --                 --
      Class II...........      $8,183,977         6,133,034        45,924,938        $19,255,899         $1,819,666
      Class 2............        --                 --               --                 --                 --
      Class X............        --                 --               --                 --                 --
      Class Y............        --                 --               --                 --                 --
      Other..............        --                 --               --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          25,975           --                 78,638              8,626           --
  Receivable from fund
   shares sold...........        --                   6,806          --                 --                    2,149
  Other assets...........        --                 --                      5           --                 --
                               ----------       -----------       -----------        -----------         ----------
  Total Assets...........       8,209,952        19,489,725        69,144,125         19,264,525          1,821,815
                               ----------       -----------       -----------        -----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                   6,805          --                 --                    2,149
  Payable for fund shares
   purchased.............          25,976           --                 78,638              8,625           --
  Other liabilities......        --                 --               --                 --                 --
                               ----------       -----------       -----------        -----------         ----------
  Total Liabilities......          25,976             6,805            78,638              8,625              2,149
                               ----------       -----------       -----------        -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $8,183,976       $19,482,920       $69,065,487        $19,255,900         $1,819,666
                               ==========       ===========       ===========        ===========         ==========

(b)  From inception May 1, 2003 to December 31, 2003.
(c)  From inception April 30, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............       1.30%            18,849     $ 1.111293    $       20,947
American Funds Global Growth
 Fund -- Class 2..............       1.40%           266,555      10.622754         2,831,551
American Funds Global Growth
 Fund -- Class 2..............       1.50%         1,182,938       7.522357         8,898,485
American Funds Global Growth
 Fund -- Class 2..............       1.55%            28,717      10.551245           303,001
American Funds Global Growth
 Fund -- Class 2..............       1.60%            36,359      10.560818           383,978
American Funds Global Growth
 Fund -- Class 2..............       1.65%           308,163       7.483625         2,306,179
American Funds Global Growth
 Fund -- Class 2..............       1.70%           304,598       7.478495         2,277,938
American Funds Global Growth
 Fund -- Class 2..............       1.80%             6,736      10.486224            70,632
American Funds Global Growth
 Fund -- Class 2..............       1.85%         1,489,475       7.440019        11,081,722
American Funds Global Growth
 Fund -- Class 2..............       1.90%            12,993      10.467430           136,001
American Funds Global Growth
 Fund -- Class 2..............       1.95%           162,030      10.460023         1,694,833
American Funds Global Growth
 Fund -- Class 2..............       2.00%           165,106       7.424213         1,225,782
American Funds Global Growth
 Fund -- Class 2..............       2.05%            47,633       7.418957           353,388
American Funds Global Growth
 Fund -- Class 2..............       2.10%            13,338      10.437773           139,216
American Funds Global Growth
 Fund -- Class 2..............       2.15%           110,467      10.434278         1,152,647
American Funds Global Growth
 Fund -- Class 2..............       2.20%           175,279       7.403184         1,297,625
American Funds Global Growth
 Fund -- Class 2..............       2.25%            95,372       7.400693           705,819
American Funds Global Growth
 Fund -- Class 2..............       2.45%            25,084       7.390785           185,390
American Funds Growth Fund --
 Class 2......................       1.30%           426,080       1.006145           428,698
American Funds Growth Fund --
 Class 2......................       1.40%         2,152,924      10.459587        22,518,689
American Funds Growth Fund --
 Class 2......................       1.50%         6,382,304       7.260887        46,341,186
American Funds Growth Fund --
 Class 2......................       1.55%           190,449      10.389150         1,978,603
American Funds Growth Fund --
 Class 2......................       1.60%           287,489      10.398584         2,989,480
American Funds Growth Fund --
 Class 2......................       1.65%         2,348,770       7.223519        16,966,385
American Funds Growth Fund --
 Class 2......................       1.70%         2,098,017       7.218539        15,144,614
American Funds Growth Fund --
 Class 2......................       1.75%             4,614      10.328537            47,654
American Funds Growth Fund --
 Class 2......................       1.80%            94,848      10.325082           979,317
American Funds Growth Fund --
 Class 2......................       1.85%        10,397,121       7.181380        74,665,673
American Funds Growth Fund --
 Class 2......................       1.90%           134,882      10.306589         1,390,174
American Funds Growth Fund --
 Class 2......................       1.95%         1,822,450      10.299289        18,769,942
American Funds Growth Fund --
 Class 2......................       2.00%         1,552,103       7.166112        11,122,544
American Funds Growth Fund --
 Class 2......................       2.05%           620,985       7.161022         4,446,888
American Funds Growth Fund --
 Class 2......................       2.10%           116,999      10.277404         1,202,443
American Funds Growth Fund --
 Class 2......................       2.15%         1,333,034      10.273951        13,695,524
American Funds Growth Fund --
 Class 2......................       2.20%           934,861       7.145806         6,680,334
American Funds Growth Fund --
 Class 2......................       2.25%           714,352       7.143419         5,102,919
American Funds Growth Fund --
 Class 2......................       2.45%           446,466       7.133854         3,185,023
American Funds Growth-Income
 Fund -- Class 2..............       1.30%           477,485       1.032179           492,850
American Funds Growth-Income
 Fund -- Class 2..............       1.40%         2,551,774      10.857374        27,705,560
American Funds Growth-Income
 Fund -- Class 2..............       1.50%         5,252,003      11.071646        58,148,321
American Funds Growth-Income
 Fund -- Class 2..............       1.55%           219,396      10.784287         2,366,032
American Funds Growth-Income
 Fund -- Class 2..............       1.60%           279,130      10.794129         3,012,961
American Funds Growth-Income
 Fund -- Class 2..............       1.65%         2,142,314      11.014683        23,596,911
American Funds Growth-Income
 Fund -- Class 2..............       1.70%         1,620,728      11.007104        17,839,518
American Funds Growth-Income
 Fund -- Class 2..............       1.75%             3,296      10.721456            35,334
American Funds Growth-Income
 Fund -- Class 2..............       1.80%            68,894      10.717865           738,395

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
American Funds Growth-Income
 Fund -- Class 2..............       1.85%         7,913,240     $10.950503    $   86,653,960
American Funds Growth-Income
 Fund -- Class 2..............       1.90%           117,307      10.698665         1,255,033
American Funds Growth-Income
 Fund -- Class 2..............       1.95%         1,813,057      10.691088        19,383,554
American Funds Growth-Income
 Fund -- Class 2..............       2.00%         1,212,855      10.927236        13,253,155
American Funds Growth-Income
 Fund -- Class 2..............       2.05%           396,799      10.919495         4,332,845
American Funds Growth-Income
 Fund -- Class 2..............       2.10%            97,571      10.668369         1,040,918
American Funds Growth-Income
 Fund -- Class 2..............       2.15%         1,092,403      10.664798        11,650,261
American Funds Growth-Income
 Fund -- Class 2..............       2.20%           840,947      10.896287         9,163,199
American Funds Growth-Income
 Fund -- Class 2..............       2.25%           510,043      10.892638         5,555,715
American Funds Growth-Income
 Fund -- Class 2..............       2.45%           315,316      10.878053         3,430,020
American Funds International
 Fund -- Class 2..............       1.30%           208,459       1.076631           224,434
American Funds International
 Fund -- Class 2..............       1.40%           434,892       9.940938         4,323,237
American Funds International
 Fund -- Class 2..............       1.50%         1,266,358       6.890123         8,725,362
American Funds International
 Fund -- Class 2..............       1.55%            27,529       9.855931           271,322
American Funds International
 Fund -- Class 2..............       1.60%            52,630       9.882980           520,143
American Funds International
 Fund -- Class 2..............       1.65%           391,862       6.854648         2,686,079
American Funds International
 Fund -- Class 2..............       1.70%           384,198       6.849964         2,631,741
American Funds International
 Fund -- Class 2..............       1.75%             2,036       9.816436            19,982
American Funds International
 Fund -- Class 2..............       1.80%            12,764       9.813152           125,253
American Funds International
 Fund -- Class 2..............       1.85%         1,648,430       6.814708        11,233,570
American Funds International
 Fund -- Class 2..............       1.90%            17,789       9.795570           174,249
American Funds International
 Fund -- Class 2..............       1.95%           304,955       9.788622         2,985,088
American Funds International
 Fund -- Class 2..............       2.00%           217,208       6.800224         1,477,064
American Funds International
 Fund -- Class 2..............       2.05%           112,720       6.795394           765,979
American Funds International
 Fund -- Class 2..............       2.10%            19,150       9.767811           187,056
American Funds International
 Fund -- Class 2..............       2.15%           208,144       9.764532         2,032,431
American Funds International
 Fund -- Class 2..............       2.20%           132,451       6.780944           898,143
American Funds International
 Fund -- Class 2..............       2.25%            87,584       6.778673           593,701
American Funds International
 Fund -- Class 2..............       2.45%            53,994       6.769614           365,518
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.40%           136,573      11.782892         1,609,229
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.50%           300,657       8.540577         2,567,782
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.55%            20,655      11.703574           241,741
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.60%            36,171      11.714196           423,716
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.65%           132,472       8.496614         1,125,561
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.70%           110,054       8.490790           934,444
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.80%             5,193      11.631444            60,405
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.85%           588,189       8.447068         4,968,470
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.90%            10,684      11.610606           124,043
American Funds Global Small
 Capitalization Fund -- Class
 2............................       1.95%           144,473      11.602372         1,676,234
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.00%           108,063       8.429128           910,878
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.05%            21,411       8.423170           180,347
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.10%            12,484      11.577729           144,540
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.15%            73,001      11.573852           844,908
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.20%            33,223       8.405259           279,247
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.25%            53,019       8.402438           445,488
American Funds Global Small
 Capitalization Fund -- Class
 2............................       2.45%            14,240       8.391207           119,492
Franklin Small Cap Fund --
 Class 2......................       1.30%            95,725       0.971452            92,992
Franklin Small Cap Fund --
 Class 2......................       1.40%           364,800      11.135937         4,062,385

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Franklin Small Cap Fund --
 Class 2......................       1.50%         1,302,587     $ 6.380948    $    8,311,740
Franklin Small Cap Fund --
 Class 2......................       1.55%            78,990      11.060960           873,711
Franklin Small Cap Fund --
 Class 2......................       1.60%            22,475      11.071002           248,821
Franklin Small Cap Fund --
 Class 2......................       1.65%           331,899       6.348090         2,106,922
Franklin Small Cap Fund --
 Class 2......................       1.70%           232,052       6.343751         1,472,081
Franklin Small Cap Fund --
 Class 2......................       1.75%             5,492      10.996454            60,398
Franklin Small Cap Fund --
 Class 2......................       1.80%             4,550      10.992773            50,013
Franklin Small Cap Fund --
 Class 2......................       1.85%         1,609,374       6.311091        10,156,903
Franklin Small Cap Fund --
 Class 2......................       1.90%            12,524      10.973092           137,428
Franklin Small Cap Fund --
 Class 2......................       1.95%           244,246      10.965304         2,678,236
Franklin Small Cap Fund --
 Class 2......................       2.00%           194,077       6.297662         1,222,230
Franklin Small Cap Fund --
 Class 2......................       2.05%            69,826       6.293199           439,431
Franklin Small Cap Fund --
 Class 2......................       2.10%             9,299      10.942019           101,753
Franklin Small Cap Fund --
 Class 2......................       2.15%           173,448      10.938339         1,897,234
Franklin Small Cap Fund --
 Class 2......................       2.20%           179,777       6.279834         1,128,971
Franklin Small Cap Fund --
 Class 2......................       2.25%            95,026       6.277720           596,549
Franklin Small Cap Fund --
 Class 2......................       2.45%            68,641       6.269322           430,335
Franklin Strategic Income
 Securities Fund -- Class 1...       1.40%           326,464      13.368091         4,364,199
Franklin Strategic Income
 Securities Fund -- Class 1...       1.50%           793,760      12.826230        10,180,950
Franklin Strategic Income
 Securities Fund -- Class 1...       1.55%            25,335      13.278138           336,401
Franklin Strategic Income
 Securities Fund -- Class 1...       1.60%            74,028      13.290228           983,851
Franklin Strategic Income
 Securities Fund -- Class 1...       1.65%           183,980      12.760272         2,347,633
Franklin Strategic Income
 Securities Fund -- Class 1...       1.70%           153,287      12.751550         1,954,648
Franklin Strategic Income
 Securities Fund -- Class 1...       1.80%            10,141      13.196378           133,821
Franklin Strategic Income
 Securities Fund -- Class 1...       1.85%           839,342      12.685975        10,647,880
Franklin Strategic Income
 Securities Fund -- Class 1...       1.90%             5,557      13.172757            73,207
Franklin Strategic Income
 Securities Fund -- Class 1...       1.95%           321,771      13.163407         4,235,607
Franklin Strategic Income
 Securities Fund -- Class 1...       2.00%           168,067      12.659005         2,127,555
Franklin Strategic Income
 Securities Fund -- Class 1...       2.05%            45,232      12.650030           572,184
Franklin Strategic Income
 Securities Fund -- Class 1...       2.10%             5,157      13.135433            67,745
Franklin Strategic Income
 Securities Fund -- Class 1...       2.15%           182,734      13.131031         2,399,482
Franklin Strategic Income
 Securities Fund -- Class 1...       2.20%           175,505      12.623156         2,215,426
Franklin Strategic Income
 Securities Fund -- Class 1...       2.25%            79,750      12.618912         1,006,357
Franklin Strategic Income
 Securities Fund -- Class 1...       2.45%            40,472      12.601986           510,028
Mutual Shares Securities
 Fund -- Class 2..............       1.30%           107,854       1.055500           113,840
Mutual Shares Securities
 Fund -- Class 2..............       1.40%           883,391      12.392633        10,947,535
Mutual Shares Securities
 Fund -- Class 2..............       1.50%         1,528,987      12.263817        18,751,220
Mutual Shares Securities
 Fund -- Class 2..............       1.55%            68,396      12.309222           841,904
Mutual Shares Securities
 Fund -- Class 2..............       1.60%            88,834      12.320435         1,094,468
Mutual Shares Securities
 Fund -- Class 2..............       1.65%           640,665      12.200759         7,816,595
Mutual Shares Securities
 Fund -- Class 2..............       1.70%           503,223      12.192376         6,135,483
Mutual Shares Securities
 Fund -- Class 2..............       1.75%             3,658      12.237517            44,759
Mutual Shares Securities
 Fund -- Class 2..............       1.80%            18,268      12.233404           223,485
Mutual Shares Securities
 Fund -- Class 2..............       1.85%         2,326,617      12.129646        28,221,041
Mutual Shares Securities
 Fund -- Class 2..............       1.90%            46,271      12.211503           565,042
Mutual Shares Securities
 Fund -- Class 2..............       1.95%           503,906      12.202832         6,149,084
Mutual Shares Securities
 Fund -- Class 2..............       2.00%           396,227      12.103873         4,795,883
Mutual Shares Securities
 Fund -- Class 2..............       2.05%           117,750      12.095294         1,424,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Mutual Shares Securities
 Fund -- Class 2..............       2.10%            37,837     $12.176898    $      460,733
Mutual Shares Securities
 Fund -- Class 2..............       2.15%           372,079      12.172813         4,529,250
Mutual Shares Securities
 Fund -- Class 2..............       2.20%           259,971      12.069577         3,137,744
Mutual Shares Securities
 Fund -- Class 2..............       2.25%           178,329      12.065535         2,151,630
Mutual Shares Securities
 Fund -- Class 2..............       2.45%           158,853      12.049362         1,914,073
Templeton Developing Markets
 Securities Fund -- Class 1...       1.40%           150,240      10.480643         1,574,610
Templeton Developing Markets
 Securities Fund -- Class 1...       1.50%            75,753      11.100480           840,894
Templeton Developing Markets
 Securities Fund -- Class 1...       1.55%            27,053      10.410044           281,626
Templeton Developing Markets
 Securities Fund -- Class 1...       1.60%            14,819      10.419579           154,409
Templeton Developing Markets
 Securities Fund -- Class 1...       1.65%            36,489      11.043349           402,963
Templeton Developing Markets
 Securities Fund -- Class 1...       1.70%             8,045      11.035788            88,781
Templeton Developing Markets
 Securities Fund -- Class 1...       1.80%               973      10.345928            10,067
Templeton Developing Markets
 Securities Fund -- Class 1...       1.85%           235,835      10.979023         2,589,233
Templeton Developing Markets
 Securities Fund -- Class 1...       1.90%             1,709      10.327396            17,655
Templeton Developing Markets
 Securities Fund -- Class 1...       1.95%            48,272      10.320069           498,172
Templeton Developing Markets
 Securities Fund -- Class 1...       2.00%            19,949      10.955674           218,555
Templeton Developing Markets
 Securities Fund -- Class 1...       2.05%            57,599      10.947910           630,588
Templeton Developing Markets
 Securities Fund -- Class 1...       2.10%             3,311      10.298143            34,094
Templeton Developing Markets
 Securities Fund -- Class 1...       2.15%            50,802      10.294703           522,992
Templeton Developing Markets
 Securities Fund -- Class 1...       2.20%            15,171      10.924652           165,736
Templeton Developing Markets
 Securities Fund -- Class 1...       2.25%            12,967      10.920992           141,615
Templeton Developing Markets
 Securities Fund -- Class 1...       2.45%             5,191      10.906370            56,613
Templeton Growth Securities
 Fund -- Class 2..............       1.30%            20,232       1.018575            20,607
Templeton Growth Securities
 Fund -- Class 2..............       1.40%           245,992      10.829521         2,663,972
Templeton Growth Securities
 Fund -- Class 2..............       1.50%           468,647      10.375267         4,862,338
Templeton Growth Securities
 Fund -- Class 2..............       1.55%            32,526      10.756648           349,875
Templeton Growth Securities
 Fund -- Class 2..............       1.60%            23,592      10.766435           254,006
Templeton Growth Securities
 Fund -- Class 2..............       1.65%           153,498      10.321890         1,584,386
Templeton Growth Securities
 Fund -- Class 2..............       1.70%            65,124      10.314791           671,739
Templeton Growth Securities
 Fund -- Class 2..............       1.75%               198      10.693952             2,113
Templeton Growth Securities
 Fund -- Class 2..............       1.80%             1,472      10.690366            15,734
Templeton Growth Securities
 Fund -- Class 2..............       1.85%           699,613      10.261722         7,179,230
Templeton Growth Securities
 Fund -- Class 2..............       1.90%            12,979      10.671218           138,505
Templeton Growth Securities
 Fund -- Class 2..............       1.95%           164,853      10.663648         1,757,929
Templeton Growth Securities
 Fund -- Class 2..............       2.00%           147,459      10.239901         1,509,961
Templeton Growth Securities
 Fund -- Class 2..............       2.05%            45,665      10.232642           467,270
Templeton Growth Securities
 Fund -- Class 2..............       2.10%             6,952      10.640983            73,981
Templeton Growth Securities
 Fund -- Class 2..............       2.15%           178,501      10.637427         1,898,792
Templeton Growth Securities
 Fund -- Class 2..............       2.20%            87,657      10.210870           895,055
Templeton Growth Securities
 Fund -- Class 2..............       2.25%            43,203      10.207451           440,996
Templeton Growth Securities
 Fund -- Class 2..............       2.45%            44,570      10.193782           454,340
MFS Capital Opportunities
 Series -- Class INIT.........       1.30%            24,224       0.885965            21,461
MFS Capital Opportunities
 Series -- Class INIT.........       1.40%            51,730       7.628186           394,608
MFS Capital Opportunities
 Series -- Class INIT.........       1.50%           389,093       5.705884         2,220,117
MFS Capital Opportunities
 Series -- Class INIT.........       1.55%            14,686       7.576803           111,275
MFS Capital Opportunities
 Series -- Class INIT.........       1.60%            14,017       7.583687           106,302
MFS Capital Opportunities
 Series -- Class INIT.........       1.65%           197,900       5.676503         1,123,382
MFS Capital Opportunities
 Series -- Class INIT.........       1.70%           147,254       5.672618           835,315

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
MFS Capital Opportunities
 Series -- Class INIT.........       1.75%               502     $ 7.532623    $        3,785
MFS Capital Opportunities
 Series -- Class INIT.........       1.80%             3,503       7.530099            26,379
MFS Capital Opportunities
 Series -- Class INIT.........       1.85%           393,746       5.643391         2,222,061
MFS Capital Opportunities
 Series -- Class INIT.........       1.90%               333       7.516595             2,502
MFS Capital Opportunities
 Series -- Class INIT.........       1.95%           115,317       7.511279           866,182
MFS Capital Opportunities
 Series -- Class INIT.........       2.00%             7,391       5.631400            41,621
MFS Capital Opportunities
 Series -- Class INIT.........       2.05%             1,914       5.627395            10,773
MFS Capital Opportunities
 Series -- Class INIT.........       2.10%             1,453       7.495316            10,888
MFS Capital Opportunities
 Series -- Class INIT.........       2.15%            13,111       7.492804            98,237
MFS Capital Opportunities
 Series -- Class INIT.........       2.20%            30,289       5.615439           170,086
MFS Capital Opportunities
 Series -- Class INIT.........       2.25%            26,878       5.613556           150,883
MFS Capital Opportunities
 Series -- Class INIT.........       2.45%             4,483       5.606041            25,133
MFS Emerging Growth Series --
 Class INIT...................       1.30%            11,368       0.890764            10,126
MFS Emerging Growth Series --
 Class INIT...................       1.40%           101,569       6.725746           683,124
MFS Emerging Growth Series --
 Class INIT...................       1.50%           498,338       4.486046         2,235,569
MFS Emerging Growth Series --
 Class INIT...................       1.55%            18,263       6.680438           122,007
MFS Emerging Growth Series --
 Class INIT...................       1.60%             8,825       6.686511            59,011
MFS Emerging Growth Series --
 Class INIT...................       1.65%           284,706       4.462913         1,270,620
MFS Emerging Growth Series --
 Class INIT...................       1.70%           142,554       4.459871           635,773
MFS Emerging Growth Series --
 Class INIT...................       1.75%             2,720       6.641472            18,062
MFS Emerging Growth Series --
 Class INIT...................       1.80%               195       6.639250             1,293
MFS Emerging Growth Series --
 Class INIT...................       1.85%           620,819       4.436898         2,754,511
MFS Emerging Growth Series --
 Class INIT...................       1.90%             3,284       6.627354            21,761
MFS Emerging Growth Series --
 Class INIT...................       1.95%            36,097       6.622651           239,061
MFS Emerging Growth Series --
 Class INIT...................       2.00%            56,191       4.427471           248,783
MFS Emerging Growth Series --
 Class INIT...................       2.05%            84,730       4.424336           374,874
MFS Emerging Growth Series --
 Class INIT...................       2.10%             7,820       6.608571            51,679
MFS Emerging Growth Series --
 Class INIT...................       2.15%            18,596       6.606363           122,852
MFS Emerging Growth Series --
 Class INIT...................       2.20%            60,669       4.414913           267,849
MFS Emerging Growth Series --
 Class INIT...................       2.25%            25,545       4.413434           112,741
MFS Emerging Growth Series --
 Class INIT...................       2.45%             5,293       4.407523            23,327
MFS Investors Growth Stock
 Series -- Class INIT.........       1.30%            18,452       0.893385            16,484
MFS Investors Growth Stock
 Series -- Class INIT.........       1.40%           118,176       7.209750           852,017
MFS Investors Growth Stock
 Series -- Class INIT.........       1.50%           266,146       5.774154         1,536,765
MFS Investors Growth Stock
 Series -- Class INIT.........       1.55%             5,574       7.161204            39,913
MFS Investors Growth Stock
 Series -- Class INIT.........       1.60%             7,414       7.167716            53,139
MFS Investors Growth Stock
 Series -- Class INIT.........       1.65%           149,061       5.744422           856,267
MFS Investors Growth Stock
 Series -- Class INIT.........       1.70%            79,302       5.740484           455,235
MFS Investors Growth Stock
 Series -- Class INIT.........       1.80%             1,796       7.117065            12,783
MFS Investors Growth Stock
 Series -- Class INIT.........       1.85%           310,234       5.710941         1,771,724
MFS Investors Growth Stock
 Series -- Class INIT.........       1.90%             1,156       7.104315             8,216
MFS Investors Growth Stock
 Series -- Class INIT.........       1.95%            64,917       7.099274           460,866
MFS Investors Growth Stock
 Series -- Class INIT.........       2.00%            36,826       5.698787           209,862
MFS Investors Growth Stock
 Series -- Class INIT.........       2.05%             7,874       5.694743            44,839
MFS Investors Growth Stock
 Series -- Class INIT.........       2.10%             8,902       7.084167            63,060
MFS Investors Growth Stock
 Series -- Class INIT.........       2.15%            80,126       7.081801           567,436
MFS Investors Growth Stock
 Series -- Class INIT.........       2.20%            68,179       5.682631           387,434
MFS Investors Growth Stock
 Series -- Class INIT.........       2.25%            12,686       5.680726            72,068

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
MFS Investors Growth Stock
 Series -- Class INIT.........       2.45%            15,728     $ 5.673119    $       89,227
MFS Investors Trust Series --
 Class INIT...................       1.30%            23,640       0.941477            22,257
MFS Investors Trust Series --
 Class INIT...................       1.40%            99,587       7.632109           760,061
MFS Investors Trust Series --
 Class INIT...................       1.50%           736,570       7.651448         5,635,829
MFS Investors Trust Series --
 Class INIT...................       1.55%            11,734       7.580707            88,951
MFS Investors Trust Series --
 Class INIT...................       1.60%            53,886       7.587614           408,865
MFS Investors Trust Series --
 Class INIT...................       1.65%           197,498       7.612068         1,503,371
MFS Investors Trust Series --
 Class INIT...................       1.70%           133,099       7.606837         1,012,459
MFS Investors Trust Series --
 Class INIT...................       1.75%             2,092       7.536513            15,769
MFS Investors Trust Series --
 Class INIT...................       1.80%             7,232       7.533993            54,486
MFS Investors Trust Series --
 Class INIT...................       1.85%           386,646       7.567700         2,926,019
MFS Investors Trust Series --
 Class INIT...................       1.90%             2,753       7.520489            20,705
MFS Investors Trust Series --
 Class INIT...................       1.95%           205,046       7.515157         1,540,952
MFS Investors Trust Series --
 Class INIT...................       2.00%            15,245       7.551606           115,121
MFS Investors Trust Series --
 Class INIT...................       2.05%             9,604       7.546261            72,471
MFS Investors Trust Series --
 Class INIT...................       2.15%           112,381       7.496658           842,481
MFS Investors Trust Series --
 Class INIT...................       2.20%            46,900       7.530201           353,170
MFS Investors Trust Series --
 Class INIT...................       2.25%             8,303       7.527687            62,501
MFS Investors Trust Series --
 Class INIT...................       2.45%             4,385       7.517602            32,966
MFS Total Return Series --
 Class INIT...................       1.30%           229,110       1.049521           240,456
MFS Total Return Series --
 Class INIT...................       1.40%         1,308,323      11.767538        15,395,736
MFS Total Return Series --
 Class INIT...................       1.50%         2,851,947      11.784040        33,607,452
MFS Total Return Series --
 Class INIT...................       1.55%            87,268      11.688332         1,020,023
MFS Total Return Series --
 Class INIT...................       1.60%            90,560      11.698987         1,059,464
MFS Total Return Series --
 Class INIT...................       1.65%         1,153,676      11.723446        13,525,053
MFS Total Return Series --
 Class INIT...................       1.70%           697,962      11.715397         8,176,904
MFS Total Return Series --
 Class INIT...................       1.75%             3,752      11.620241            43,605
MFS Total Return Series --
 Class INIT...................       1.80%            33,162      11.616336           385,225
MFS Total Return Series --
 Class INIT...................       1.85%         3,594,831      11.655158        41,898,319
MFS Total Return Series --
 Class INIT...................       1.90%            57,095      11.595532           662,049
MFS Total Return Series --
 Class INIT...................       1.95%           748,705      11.587298         8,675,468
MFS Total Return Series --
 Class INIT...................       2.00%           505,141      11.630374         5,874,974
MFS Total Return Series --
 Class INIT...................       2.05%           136,268      11.622126         1,583,719
MFS Total Return Series --
 Class INIT...................       2.10%            35,945      11.562669           415,624
MFS Total Return Series --
 Class INIT...................       2.15%           527,096      11.558798         6,092,596
MFS Total Return Series --
 Class INIT...................       2.20%           402,952      11.597410         4,673,204
MFS Total Return Series --
 Class INIT...................       2.25%           238,652      11.593523         2,766,813
MFS Total Return Series --
 Class INIT...................       2.45%           149,925      11.577974         1,735,832
Core Plus Fixed Income --
 Class A......................       1.30%           616,339       1.097784           676,607
Core Plus Fixed Income --
 Class A......................       1.40%         3,077,384      12.979565        39,943,108
Core Plus Fixed Income --
 Class A......................       1.50%         2,070,983      12.445032        25,773,450
Core Plus Fixed Income --
 Class A......................       1.55%           226,029      12.895834         2,914,836
Core Plus Fixed Income --
 Class A......................       1.60%            81,148      12.903981         1,047,139
Core Plus Fixed Income --
 Class A......................       1.65%           814,275      12.840322        10,455,552
Core Plus Fixed Income --
 Class A......................       1.70%           294,413      12.372574         3,642,647
Core Plus Fixed Income --
 Class A......................       1.75%             2,320      12.820740            29,748
Core Plus Fixed Income --
 Class A......................       1.80%            72,191      12.761152           921,235
Core Plus Fixed Income --
 Class A......................       1.85%         1,986,709      12.765568        25,361,471

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Core Plus Fixed Income --
 Class A......................       1.90%            19,417     $12.793483    $      248,408
Core Plus Fixed Income --
 Class A......................       1.95%           432,479      12.784422         5,528,996
Core Plus Fixed Income --
 Class A......................       2.00%           530,984      12.686828         6,736,504
Core Plus Fixed Income --
 Class A......................       2.05%            66,054      12.729393           840,824
Core Plus Fixed Income --
 Class A......................       2.10%             9,235      12.757236           117,810
Core Plus Fixed Income --
 Class A......................       2.15%           261,481      12.659856         3,310,313
Core Plus Fixed Income --
 Class A......................       2.20%           253,662      12.702339         3,222,096
Core Plus Fixed Income --
 Class A......................       2.25%            84,932      12.698069         1,078,474
Core Plus Fixed Income --
 Class A......................       2.45%            35,596      12.615510           449,061
Emerging Markets Debt -- Class
 A............................       1.30%            18,776       1.289007            24,203
Emerging Markets Debt -- Class
 A............................       1.40%           248,129      13.951766         3,461,842
Emerging Markets Debt -- Class
 A............................       1.50%            77,868      14.828777         1,154,692
Emerging Markets Debt -- Class
 A............................       1.55%            25,872      13.854551           358,444
Emerging Markets Debt -- Class
 A............................       1.60%             5,155      13.870532            71,505
Emerging Markets Debt -- Class
 A............................       1.65%            42,621      17.122379           729,779
Emerging Markets Debt -- Class
 A............................       1.70%            24,687      14.742438           363,952
Emerging Markets Debt -- Class
 A............................       1.80%             1,617      17.013809            27,515
Emerging Markets Debt -- Class
 A............................       1.85%            87,687      17.022704         1,492,670
Emerging Markets Debt -- Class
 A............................       1.90%             1,491      13.744610            20,490
Emerging Markets Debt -- Class
 A............................       1.95%            48,320      13.734874           663,672
Emerging Markets Debt -- Class
 A............................       2.00%            11,330      16.914735           191,646
Emerging Markets Debt -- Class
 A............................       2.05%             2,520      16.974503            42,775
Emerging Markets Debt -- Class
 A............................       2.10%             1,875      13.705693            25,692
Emerging Markets Debt -- Class
 A............................       2.15%            13,355      16.878809           225,422
Emerging Markets Debt -- Class
 A............................       2.20%            22,593      16.938439           382,687
Emerging Markets Debt -- Class
 A............................       2.25%            11,688      16.932756           197,913
Emerging Markets Debt -- Class
 A............................       2.45%             1,567      16.819741            26,353
Emerging Markets Equity.......       1.30%            60,294       1.187725            71,613
Emerging Markets Equity.......       1.40%           457,065      10.572363         4,832,259
Emerging Markets Equity.......       1.50%            75,974       8.108422           616,027
Emerging Markets Equity.......       1.55%            78,908      10.504132           828,865
Emerging Markets Equity.......       1.60%             2,348      10.510763            24,674
Emerging Markets Equity.......       1.65%            60,032      10.458913           627,871
Emerging Markets Equity.......       1.70%            27,206       8.061177           219,315
Emerging Markets Equity.......       1.80%             6,229      10.394390            64,745
Emerging Markets Equity.......       1.85%           132,332      10.397974         1,375,980
Emerging Markets Equity.......       1.90%             2,800      10.420755            29,180
Emerging Markets Equity.......       1.95%            34,508      10.413382           359,345
Emerging Markets Equity.......       2.00%             9,400      10.333819            97,143
Emerging Markets Equity.......       2.05%             3,593      10.368530            37,259
Emerging Markets Equity.......       2.10%               230      10.391261             2,387
Emerging Markets Equity.......       2.15%            12,072      10.311851           124,489
Emerging Markets Equity.......       2.20%            26,009      10.346519           269,105
Emerging Markets Equity.......       2.25%            16,132      10.343054           166,855
Emerging Markets Equity.......       2.45%             2,982      10.275795            30,647
Technology....................       1.40%           329,918       2.512880           829,045
Technology....................       1.50%           319,621       2.506169           801,024
Technology....................       1.55%            53,121       2.500988           132,854

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Technology....................       1.60%            13,132     $ 2.498200    $       32,806
Technology....................       1.65%           137,080       2.494317           341,921
Technology....................       1.70%            98,622       2.491526           245,720
Technology....................       1.80%             2,535       2.485553             6,300
Technology....................       1.85%         1,130,010       2.479745         2,802,133
Technology....................       1.90%             6,486       2.481087            16,094
Technology....................       1.95%           205,682       2.479320           509,952
Technology....................       2.00%           126,523       2.474484           313,079
Technology....................       2.05%            36,056       2.472705            89,156
Technology....................       2.10%             4,515       2.474067            11,170
Technology....................       2.15%           137,485       2.473236           340,034
Technology....................       2.20%            96,189       2.467452           237,341
Technology....................       2.25%            54,298       2.466630           133,934
Technology....................       2.45%            23,743       2.463323            58,487
High Yield....................       1.30%           302,834       1.172526           355,081
High Yield....................       1.40%         1,377,758       9.935899        13,689,262
High Yield....................       1.50%           418,093       9.578127         4,004,550
High Yield....................       1.55%           119,926       9.866684         1,183,268
High Yield....................       1.60%            17,802       9.878041           175,848
High Yield....................       1.65%           218,849       9.816059         2,148,236
High Yield....................       1.70%           106,555       9.522330         1,014,650
High Yield....................       1.80%            15,775       9.753748           153,863
High Yield....................       1.85%           627,077       9.758867         6,119,562
High Yield....................       1.90%             3,052       9.788404            29,873
High Yield....................       1.95%           158,832       9.781463         1,553,611
High Yield....................       2.00%            89,014       9.696924           863,166
High Yield....................       2.05%            59,326       9.731237           577,319
High Yield....................       2.10%             4,896       9.760667            47,784
High Yield....................       2.15%            95,735       9.676328           926,368
High Yield....................       2.20%            67,141       9.710567           651,973
High Yield....................       2.25%            47,953       9.707303           465,498
High Yield....................       2.45%            11,011       9.642448           106,175
U.S. Mid Cap Value -- Class
 A............................       1.30%           263,114       0.986142           259,467
U.S. Mid Cap Value -- Class
 A............................       1.40%         1,664,022      12.373105        20,589,125
U.S. Mid Cap Value -- Class
 A............................       1.50%           628,465       9.691160         6,090,556
U.S. Mid Cap Value -- Class
 A............................       1.55%           201,408      12.286980         2,474,702
U.S. Mid Cap Value -- Class
 A............................       1.60%            37,917      12.301024           466,422
U.S. Mid Cap Value -- Class
 A............................       1.65%           315,430      13.536691         4,269,881
U.S. Mid Cap Value -- Class
 A............................       1.70%           213,062       9.634685         2,052,787
U.S. Mid Cap Value -- Class
 A............................       1.75%             2,293      12.215405            28,007
U.S. Mid Cap Value -- Class
 A............................       1.80%             8,970      13.450824           120,648
U.S. Mid Cap Value -- Class
 A............................       1.85%           617,815      13.457833         8,314,453
U.S. Mid Cap Value -- Class
 A............................       1.90%            14,562      12.189450           177,498
U.S. Mid Cap Value -- Class
 A............................       1.95%           210,598      12.180814         2,565,253
U.S. Mid Cap Value -- Class
 A............................       2.00%            82,520      13.372461         1,103,493
U.S. Mid Cap Value -- Class
 A............................       2.05%            31,134      13.419731           417,816
U.S. Mid Cap Value -- Class
 A............................       2.10%             7,349      12.154939            89,327
U.S. Mid Cap Value -- Class
 A............................       2.15%           132,271      13.344030         1,765,034

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
U.S. Mid Cap Value -- Class
 A............................       2.20%           117,061     $13.391208    $    1,567,594
U.S. Mid Cap Value -- Class
 A............................       2.25%            60,928      13.386714           815,625
U.S. Mid Cap Value -- Class
 A............................       2.45%            19,813      13.297342           263,456
American Opportunities --
 Class X......................       1.30%         4,472,818       0.920177         4,115,785
American Opportunities --
 Class X......................       1.40%         8,867,562      23.830926       211,322,204
American Opportunities --
 Class X......................       1.55%           510,004      23.664690        12,069,077
American Opportunities --
 Class X......................       1.60%             3,012      23.692009            71,357
American Opportunities --
 Class X......................       1.65%           609,174      10.207806         6,218,327
American Opportunities --
 Class X......................       1.75%               815      23.526749            19,182
American Opportunities --
 Class X......................       1.80%            52,696      10.142916           534,486
American Opportunities --
 Class X......................       1.85%                12      10.148285               120
American Opportunities --
 Class X......................       1.90%             2,481      23.476725            58,248
American Opportunities --
 Class X......................       2.00%             8,961      10.083783            90,363
American Opportunities --
 Class X......................       2.15%               819      10.062342             8,237
American Opportunities --
 Class Y......................       1.50%         2,434,033       6.005126        14,616,675
American Opportunities --
 Class Y......................       1.60%            43,520       5.976208           260,087
American Opportunities --
 Class Y......................       1.65%           901,677       5.974216         5,386,812
American Opportunities --
 Class Y......................       1.70%           393,213       5.970126         2,347,531
American Opportunities --
 Class Y......................       1.80%             5,073       5.941392            30,142
American Opportunities --
 Class Y......................       1.85%         2,054,565       5.939393        12,202,867
American Opportunities --
 Class Y......................       1.90%             5,278       5.937402            31,337
American Opportunities --
 Class Y......................       1.95%           317,220       5.928751         1,880,716
American Opportunities --
 Class Y......................       2.00%           324,359       5.926764         1,922,400
American Opportunities --
 Class Y......................       2.05%            65,664       5.922558           388,900
American Opportunities --
 Class Y......................       2.10%            40,940       5.920572           242,387
American Opportunities --
 Class Y......................       2.15%            99,528       5.911953           588,408
American Opportunities --
 Class Y......................       2.20%           333,442       5.909983         1,970,636
American Opportunities --
 Class Y......................       2.25%           109,105       5.907989           644,593
American Opportunities --
 Class Y......................       2.45%            27,890       5.900077           164,552
Balanced Growth -- Class X....       1.30%         1,265,740       1.017026         1,287,290
Balanced Growth -- Class X....       1.40%         3,311,759      19.682600        65,184,037
Balanced Growth -- Class X....       1.55%           173,474      19.545364         3,390,622
Balanced Growth -- Class X....       1.60%               140      19.567909             2,730
Balanced Growth -- Class X....       1.65%           163,524      11.754654         1,922,165
Balanced Growth -- Class X....       1.75%               511      19.431502             9,931
Balanced Growth -- Class X....       1.80%            17,133      11.679969           200,113
Balanced Growth -- Class X....       2.15%               217      11.587241             2,514
Balanced Growth -- Class Y....       1.50%           456,781      11.180793         5,107,177
Balanced Growth -- Class Y....       1.60%            18,327      11.127013           203,921
Balanced Growth -- Class Y....       1.65%           573,211      11.123282         6,375,990
Balanced Growth -- Class Y....       1.70%            80,559      11.115664           895,471
Balanced Growth -- Class Y....       1.80%             2,657      11.062182            29,389
Balanced Growth -- Class Y....       1.85%           431,605      11.058467         4,772,892
Balanced Growth -- Class Y....       1.90%             1,659      11.054771            18,342
Balanced Growth -- Class Y....       1.95%            92,196      11.038677         1,017,722
Balanced Growth -- Class Y....       2.00%            46,548      11.034967           513,659
Balanced Growth -- Class Y....       2.05%            25,222      11.027144           278,130
Balanced Growth -- Class Y....       2.10%            27,453      11.023444           302,627

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Balanced Growth -- Class Y....       2.15%            24,786     $11.007388    $      272,825
Balanced Growth -- Class Y....       2.20%            92,704      11.003700         1,020,083
Balanced Growth -- Class Y....       2.25%            15,217      11.000010           167,387
Balanced Growth -- Class Y....       2.45%             2,734      10.985273            30,029
Capital Opportunities -- Class
 X............................       1.30%           319,731       0.821432           262,637
Capital Opportunities -- Class
 X............................       1.40%         2,454,978       7.822737        19,204,651
Capital Opportunities -- Class
 X............................       1.55%           223,231       7.768063         1,734,071
Capital Opportunities -- Class
 X............................       1.60%             5,419       7.777063            42,144
Capital Opportunities -- Class
 X............................       1.65%           125,810       6.803479           855,947
Capital Opportunities -- Class
 X............................       1.80%            17,902       6.760155           121,023
Capital Opportunities -- Class
 X............................       1.90%             1,265       7.706305             9,748
Capital Opportunities -- Class
 X............................       2.15%             1,937       6.706392            12,992
Capital Opportunities -- Class
 Y............................       1.50%         1,481,728       3.013140         4,464,655
Capital Opportunities -- Class
 Y............................       1.60%            32,540       2.998620            97,576
Capital Opportunities -- Class
 Y............................       1.65%           482,361       2.997608         1,445,930
Capital Opportunities -- Class
 Y............................       1.70%           155,234       2.995562           465,013
Capital Opportunities -- Class
 Y............................       1.80%             2,754       2.981114             8,210
Capital Opportunities -- Class
 Y............................       1.85%           735,470       2.980112         2,191,784
Capital Opportunities -- Class
 Y............................       1.90%             6,343       2.979113            18,898
Capital Opportunities -- Class
 Y............................       1.95%            87,295       2.974763           259,681
Capital Opportunities -- Class
 Y............................       2.00%            45,242       2.973771           134,541
Capital Opportunities -- Class
 Y............................       2.05%            29,331       2.971665            87,161
Capital Opportunities -- Class
 Y............................       2.10%             4,561       2.970675            13,548
Capital Opportunities -- Class
 Y............................       2.15%            56,390       2.966345           167,271
Capital Opportunities -- Class
 Y............................       2.20%           108,391       2.965358           321,419
Capital Opportunities -- Class
 Y............................       2.25%            34,464       2.964361           102,164
Capital Opportunities -- Class
 Y............................       2.45%             8,877       2.960393            26,280
Developing Growth -- Class
 X............................       1.30%         1,031,037       1.035726         1,067,872
Developing Growth -- Class
 X............................       1.40%         2,015,214      21.766991        43,865,141
Developing Growth -- Class
 X............................       1.55%           113,056      21.615092         2,443,713
Developing Growth -- Class
 X............................       1.60%             1,016      21.640058            21,979
Developing Growth -- Class
 X............................       1.65%            91,499      11.495396         1,051,822
Developing Growth -- Class
 X............................       1.80%            13,088      11.422276           149,490
Developing Growth -- Class
 X............................       1.90%               544      21.443393            11,666
Developing Growth -- Class
 X............................       2.15%             1,196      11.331522            13,552
Developing Growth -- Class
 Y............................       1.50%           420,141       6.240919         2,622,068
Developing Growth -- Class
 Y............................       1.60%             6,180       6.210863            38,386
Developing Growth -- Class
 Y............................       1.65%            94,897       6.208782           589,198
Developing Growth -- Class
 Y............................       1.70%            27,140       6.204513           168,391
Developing Growth -- Class
 Y............................       1.80%             1,046       6.174645             6,458
Developing Growth -- Class
 Y............................       1.85%           236,418       6.172590         1,459,314
Developing Growth -- Class
 Y............................       1.95%            45,676       6.161527           281,436
Developing Growth -- Class
 Y............................       2.00%            16,898       6.159469           104,081
Developing Growth -- Class
 Y............................       2.05%            22,667       6.155088           139,518
Developing Growth -- Class
 Y............................       2.10%             4,500       6.153022            27,691
Developing Growth -- Class
 Y............................       2.15%            37,722       6.144071           231,764
Developing Growth -- Class
 Y............................       2.20%            18,694       6.142006           114,816
Developing Growth -- Class
 Y............................       2.25%            51,089       6.139952           313,687

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Developing Growth -- Class
 Y............................       2.45%             5,023     $ 6.131732    $       30,800
Flexible Income -- Class X....       1.30%           356,373       1.217480           433,877
Flexible Income -- Class X....       1.40%         3,373,388      12.981268        43,790,857
Flexible Income -- Class X....       1.55%           101,254      12.890721         1,305,233
Flexible Income -- Class X....       1.65%           228,982      10.171340         2,329,053
Flexible Income -- Class X....       1.80%             9,824      10.106706            99,290
Flexible Income -- Class X....       1.90%               246      12.788431             3,151
Flexible Income -- Class X....       2.15%               600      10.026485             6,014
Flexible Income -- Class Y....       1.50%           544,336      10.632841         5,787,836
Flexible Income -- Class Y....       1.60%            16,376      10.581714           173,290
Flexible Income -- Class Y....       1.65%           216,182      10.578168         2,286,805
Flexible Income -- Class Y....       1.70%           135,579      10.570894         1,433,192
Flexible Income -- Class Y....       1.80%             4,446      10.520078            46,775
Flexible Income -- Class Y....       1.85%           508,836      10.516549         5,351,197
Flexible Income -- Class Y....       1.90%             3,146      10.513010            33,070
Flexible Income -- Class Y....       1.95%           105,886      10.497712         1,111,558
Flexible Income -- Class Y....       2.00%           125,050      10.494190         1,312,296
Flexible Income -- Class Y....       2.05%            43,284      10.486741           453,903
Flexible Income -- Class Y....       2.10%             6,504      10.483227            68,187
Flexible Income -- Class Y....       2.15%            43,645      10.467965           456,876
Flexible Income -- Class Y....       2.20%           107,564      10.464453         1,125,601
Flexible Income -- Class Y....       2.25%            21,212      10.460941           221,897
Flexible Income -- Class Y....       2.45%             6,569      10.446908            68,631
Dividend Growth -- Class X....       1.30%         5,455,551       0.974474         5,316,292
Dividend Growth -- Class X....       1.40%        11,904,201      24.323883       289,556,384
Dividend Growth -- Class X....       1.55%           503,793      24.154295        12,168,760
Dividend Growth -- Class X....       1.60%               102      24.182149             2,473
Dividend Growth -- Class X....       1.65%           613,039      10.511372         6,443,884
Dividend Growth -- Class X....       1.80%            45,955      10.444566           479,975
Dividend Growth -- Class X....       1.90%               384      23.962503             9,199
Dividend Growth -- Class X....       2.00%             9,364      10.383719            97,233
Dividend Growth -- Class X....       2.15%               847      10.361619             8,779
Dividend Growth -- Class Y....       1.50%         1,526,755      10.561152        16,124,288
Dividend Growth -- Class Y....       1.60%            56,392      10.510330           592,700
Dividend Growth -- Class Y....       1.65%           537,439      10.506816         5,646,778
Dividend Growth -- Class Y....       1.70%           287,411      10.499577         3,017,690
Dividend Growth -- Class Y....       1.80%             9,101      10.449088            95,095
Dividend Growth -- Class Y....       1.85%         1,271,206      10.445593        13,278,500
Dividend Growth -- Class Y....       1.90%             8,246      10.442089            86,109
Dividend Growth -- Class Y....       1.95%           206,423      10.426884         2,152,351
Dividend Growth -- Class Y....       2.00%           142,010      10.423387         1,480,229
Dividend Growth -- Class Y....       2.05%            55,832      10.415980           581,545
Dividend Growth -- Class Y....       2.10%             5,965      10.412491            62,115
Dividend Growth -- Class Y....       2.15%           111,531      10.397326         1,159,624
Dividend Growth -- Class Y....       2.20%           221,704      10.393842         2,304,352
Dividend Growth -- Class Y....       2.25%            73,641      10.390364           765,153
Dividend Growth -- Class Y....       2.45%            33,293      10.376439           345,465
Global Equity -- Class X......       1.30%         1,432,825       1.054284         1,510,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Global Equity -- Class X......       1.40%         4,105,841     $16.172587    $   66,402,069
Global Equity -- Class X......       1.55%           191,095      16.059867         3,068,954
Global Equity -- Class X......       1.60%               499      16.078315             8,024
Global Equity -- Class X......       1.65%           171,775      11.214244         1,926,332
Global Equity -- Class X......       1.75%             1,056      15.966256            16,855
Global Equity -- Class X......       1.80%            27,527      11.142929           306,736
Global Equity -- Class X......       1.90%             1,659      15.932303            26,425
Global Equity -- Class X......       2.15%               720      11.054426             7,955
Global Equity -- Class Y......       1.50%           272,604       7.946786         2,166,329
Global Equity -- Class Y......       1.60%            11,885       7.908550            93,996
Global Equity -- Class Y......       1.65%           108,994       7.905902           861,699
Global Equity -- Class Y......       1.70%            61,434       7.900463           485,358
Global Equity -- Class Y......       1.85%           239,394       7.859822         1,881,592
Global Equity -- Class Y......       1.90%             1,740       7.857188            13,669
Global Equity -- Class Y......       1.95%            61,777       7.845732           484,687
Global Equity -- Class Y......       2.00%            23,315       7.843100           182,862
Global Equity -- Class Y......       2.05%            27,160       7.837535           212,868
Global Equity -- Class Y......       2.10%             8,300       7.834907            65,031
Global Equity -- Class Y......       2.15%            22,605       7.823500           176,854
Global Equity -- Class Y......       2.20%            31,492       7.820883           246,294
Global Equity -- Class Y......       2.25%            18,430       7.818271           144,089
Global Equity -- Class Y......       2.45%             1,796       7.807799            14,025
Growth -- Class X.............       1.30%           419,112       0.920058           385,607
Growth -- Class X.............       1.40%         1,960,282      16.474772        32,295,206
Growth -- Class X.............       1.55%           127,431      16.359891         2,084,764
Growth -- Class X.............       1.60%             2,448      16.378745            40,090
Growth -- Class X.............       1.65%           109,623       9.510802         1,042,602
Growth -- Class X.............       1.80%            20,977       9.450331           198,240
Growth -- Class X.............       1.90%               912      16.229954            14,800
Growth -- Class X.............       2.15%               508       9.375289             4,765
Growth -- Class Y.............       1.50%           291,740       5.938368         1,732,459
Growth -- Class Y.............       1.60%             4,012       5.909777            23,707
Growth -- Class Y.............       1.65%           157,846       5.907797           932,522
Growth -- Class Y.............       1.70%            66,031       5.903754           389,833
Growth -- Class Y.............       1.80%             6,701       5.875336            39,372
Growth -- Class Y.............       1.85%           256,178       5.873364         1,504,628
Growth -- Class Y.............       1.95%            59,553       5.862844           349,147
Growth -- Class Y.............       2.00%            22,031       5.860878           129,121
Growth -- Class Y.............       2.05%             9,601       5.856717            56,230
Growth -- Class Y.............       2.10%            27,191       5.854757           159,197
Growth -- Class Y.............       2.15%            18,435       5.846233           107,776
Growth -- Class Y.............       2.20%            45,039       5.844271           263,218
Growth -- Class Y.............       2.25%            33,320       5.842309           194,666
Growth -- Class Y.............       2.45%            11,935       5.834486            69,637
Money Market -- Class X.......       1.30%           480,685       0.993199           477,416
Money Market -- Class X.......       1.40%                 4       7.425239                30
Money Market -- Class X.......       1.40%         5,829,750      12.866023        75,005,692
Money Market -- Class X.......       1.55%           275,122      12.776511         3,515,099

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Money Market -- Class X.......       1.65%                 7     $ 7.346141    $           50
Money Market -- Class X.......       1.65%           253,916      10.974110         2,786,497
Money Market -- Class X.......       1.75%               796      12.702118            10,107
Money Market -- Class X.......       1.80%            30,288      10.904416           330,272
Money Market -- Class X.......       1.90%             1,780      12.675104            22,557
Money Market -- Class X.......       1.95%                35       7.313763               255
Money Market -- Class X.......       2.00%            11,724      10.840902           127,096
Money Market -- Class X.......       2.15%             1,721      10.817852            18,619
Money Market -- Class Y.......       1.50%         1,227,431      10.245676        12,575,862
Money Market -- Class Y.......       1.60%            26,884      10.196415           274,124
Money Market -- Class Y.......       1.65%           483,075      10.192999         4,923,983
Money Market -- Class Y.......       1.70%           198,334      10.186047         2,020,240
Money Market -- Class Y.......       1.80%               520      10.137033             5,268
Money Market -- Class Y.......       1.85%           853,936      10.133633         8,653,472
Money Market -- Class Y.......       1.90%            14,398      10.130231           145,859
Money Market -- Class Y.......       1.95%           161,534      10.115490         1,633,991
Money Market -- Class Y.......       2.00%            75,486      10.112098           763,324
Money Market -- Class Y.......       2.05%            52,984      10.104908           535,402
Money Market -- Class Y.......       2.10%            25,645      10.101520           259,056
Money Market -- Class Y.......       2.15%            82,210      10.086789           829,231
Money Market -- Class Y.......       2.20%           105,951      10.083404         1,068,351
Money Market -- Class Y.......       2.25%            28,576      10.080023           288,051
Money Market -- Class Y.......       2.45%            74,541      10.066503           750,367
Utilities -- Class X..........       1.30%           752,912       0.955583           719,470
Utilities -- Class X..........       1.40%         2,725,019      19.153880        52,194,681
Utilities -- Class X..........       1.55%           158,451      19.020388         3,013,797
Utilities -- Class X..........       1.60%                92      19.042266             1,756
Utilities -- Class X..........       1.65%           172,493      10.448659         1,802,321
Utilities -- Class X..........       1.75%               206      18.909549             3,893
Utilities -- Class X..........       1.80%            14,846      10.382257           154,133
Utilities -- Class X..........       1.90%               409      18.869373             7,708
Utilities -- Class Y..........       1.50%           895,112       6.247303         5,592,039
Utilities -- Class Y..........       1.60%            13,065       6.217263            81,231
Utilities -- Class Y..........       1.65%           267,344       6.215176         1,661,589
Utilities -- Class Y..........       1.70%           151,679       6.210891           942,059
Utilities -- Class Y..........       1.80%               999       6.181020             6,174
Utilities -- Class Y..........       1.85%           413,203       6.178940         2,553,154
Utilities -- Class Y..........       1.90%               974       6.176872             6,015
Utilities -- Class Y..........       1.95%            78,343       6.167884           483,210
Utilities -- Class Y..........       2.00%            33,065       6.165822           203,872
Utilities -- Class Y..........       2.05%            24,708       6.161458           152,237
Utilities -- Class Y..........       2.10%             3,928       6.159390            24,194
Utilities -- Class Y..........       2.15%            37,443       6.150422           230,292
Utilities -- Class Y..........       2.20%            61,604       6.148362           378,766
Utilities -- Class Y..........       2.25%             7,965       6.146298            48,954
Utilities -- Class Y..........       2.45%             8,195       6.138064            50,301
Value-Added Market --
 Class X......................       1.30%         1,854,100       1.073160         1,989,746
Value-Added Market --
 Class X......................       1.40%         4,186,211      26.286912       110,042,562

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Value-Added Market --
 Class X......................       1.55%           198,832     $26.103721    $    5,190,246
Value-Added Market --
 Class X......................       1.65%           133,158      14.078669         1,874,689
Value-Added Market --
 Class X......................       1.75%               198      25.951626             5,144
Value-Added Market --
 Class X......................       1.80%            10,311      13.989203           144,241
Value-Added Market --
 Class X......................       1.85%                20      13.996609               286
Value-Added Market --
 Class X......................       1.90%               685      25.896463            17,740
Value-Added Market --
 Class X......................       2.00%               692      13.907681             9,627
Value-Added Market --
 Class X......................       2.15%               787      13.878135            10,919
Value-Added Market --
 Class Y......................       1.50%           854,562      11.797543        10,081,727
Value-Added Market --
 Class Y......................       1.60%            40,795      11.740777           478,967
Value-Added Market --
 Class Y......................       1.65%           436,112      11.736846         5,118,578
Value-Added Market --
 Class Y......................       1.70%           142,451      11.728803         1,670,777
Value-Added Market --
 Class Y......................       1.80%             5,772      11.672379            67,368
Value-Added Market --
 Class Y......................       1.85%           987,224      11.668468        11,519,396
Value-Added Market --
 Class Y......................       1.90%             8,771      11.664557           102,304
Value-Added Market --
 Class Y......................       1.95%           349,075      11.647568         4,065,870
Value-Added Market --
 Class Y......................       2.00%           158,238      11.643666         1,842,473
Value-Added Market --
 Class Y......................       2.05%            54,246      11.635418           631,176
Value-Added Market --
 Class Y......................       2.10%             4,269      11.631522            49,654
Value-Added Market --
 Class Y......................       2.15%           141,306      11.614579         1,641,207
Value-Added Market --
 Class Y......................       2.20%           141,499      11.610684         1,642,899
Value-Added Market --
 Class Y......................       2.25%           100,766      11.606791         1,169,572
Value-Added Market --
 Class Y......................       2.45%            19,319      11.591249           223,928
Global Franchise --
 Class II.....................       1.50%            11,776      12.234140           144,069
Global Franchise --
 Class II.....................       1.60%            18,623      12.225980           227,684
Global Franchise --
 Class II.....................       1.65%             6,324      12.221887            77,285
Global Franchise --
 Class II.....................       1.80%             2,568      12.209662            31,356
Global Franchise --
 Class II.....................       1.85%            51,726      12.205587           631,349
Global Franchise --
 Class II.....................       1.90%             2,002      12.201510            24,430
Global Franchise --
 Class II.....................       1.95%           104,003      12.197441         1,268,576
Global Franchise --
 Class II.....................       2.00%             4,504      12.193359            54,921
Global Franchise --
 Class II.....................       2.05%               690      12.189295             8,407
Global Franchise --
 Class II.....................       2.10%               765      12.185234             9,318
Global Franchise --
 Class II.....................       2.15%            58,990      12.181166           718,561
Global Franchise --
 Class II.....................       2.20%             4,311      12.177098            52,492
Global Franchise --
 Class II.....................       2.25%            15,281      12.173036           186,010
Global Franchise --
 Class II.....................       2.45%            15,608      12.156794           189,739
Equity and Income --
 Class II.....................       1.50%           115,900      11.606186         1,345,159
Equity and Income --
 Class II.....................       1.60%            13,293      11.598439           154,180
Equity and Income --
 Class II.....................       1.65%            10,713      11.594555           124,216
Equity and Income --
 Class II.....................       1.80%             1,144      11.582945            13,248
Equity and Income --
 Class II.....................       1.85%           222,327      11.579085         2,574,338
Equity and Income --
 Class II.....................       1.90%             5,943      11.575218            68,790
Equity and Income --
 Class II.....................       1.95%           189,098      11.571353         2,188,119
Equity and Income --
 Class II.....................       2.00%            16,164      11.567493           186,973
Equity and Income --
 Class II.....................       2.05%             4,914      11.563628            56,822
Equity and Income --
 Class II.....................       2.10%                62      11.559764               722
Equity and Income --
 Class II.....................       2.15%            94,573      11.555905         1,092,880

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Equity and Income --
 Class II.....................       2.20%             3,886     $11.552044    $       44,894
Equity and Income --
 Class II.....................       2.25%            25,050      11.548193           289,277
Equity and Income --
 Class II.....................       2.45%             3,846      11.532775            44,358
Enterprise -- Class I.........       1.30%           163,502       0.904917           147,956
Enterprise -- Class I.........       1.40%         1,360,855       7.553252        10,278,882
Enterprise -- Class I.........       1.55%           266,717       7.500587         2,000,537
Enterprise -- Class I.........       1.60%               536       7.509203             4,027
Enterprise -- Class I.........       1.65%           104,764       7.816728           818,908
Enterprise -- Class I.........       1.75%               539       7.456859             4,018
Enterprise -- Class I.........       1.80%            10,656       7.767100            82,764
Enterprise -- Class I.........       1.85%                16       7.771140               126
Enterprise -- Class I.........       1.90%               838       7.440990             6,235
Enterprise -- Class I.........       2.15%               622       7.705393             4,796
Enterprise -- Class II........       1.50%           388,949       5.316733         2,067,936
Enterprise -- Class II........       1.60%             3,473       5.291139            18,376
Enterprise -- Class II........       1.65%           135,782       5.289361           718,201
Enterprise -- Class II........       1.70%            60,551       5.285743           320,055
Enterprise -- Class II........       1.85%           420,992       5.258523         2,213,794
Enterprise -- Class II........       1.95%            38,268       5.249094           200,871
Enterprise -- Class II........       2.00%            21,534       5.247323           112,998
Enterprise -- Class II........       2.05%            21,895       5.243612           114,809
Enterprise -- Class II........       2.10%             5,066       5.241854            26,555
Enterprise -- Class II........       2.15%            10,191       5.234213            53,344
Enterprise -- Class II........       2.20%            22,933       5.232462           119,995
Enterprise -- Class II........       2.25%            28,865       5.230704           150,983
Enterprise -- Class II........       2.45%             2,894       5.223695            15,117
Growth and Income --
 Class I......................       1.30%           433,350       1.023978           443,741
Growth and Income --
 Class I......................       1.40%         1,621,301      11.601336        18,809,255
Growth and Income --
 Class I......................       1.55%           174,528      11.520439         2,010,638
Growth and Income --
 Class I......................       1.65%           119,727      11.886251         1,423,103
Growth and Income --
 Class I......................       1.75%             4,444      11.453311            50,903
Growth and Income --
 Class I......................       1.80%            20,263      11.810783           239,326
Growth and Income --
 Class I......................       1.85%                23      11.817004               268
Growth and Income --
 Class I......................       1.90%             4,525      11.428974            51,714
Growth and Income --
 Class I......................       2.00%               680      11.741989             7,979
Growth and Income --
 Class I......................       2.15%             1,102      11.717042            12,914
Growth and Income --
 Class II.....................       1.50%           376,863      12.321077         4,643,353
Growth and Income --
 Class II.....................       1.60%            61,212      12.261832           750,570
Growth and Income --
 Class II.....................       1.65%           216,960      12.257725         2,659,436
Growth and Income --
 Class II.....................       1.70%            83,876      12.249302         1,027,427
Growth and Income --
 Class II.....................       1.80%            14,957      12.190393           182,331
Growth and Income --
 Class II.....................       1.85%         1,444,276      12.186313        17,600,399
Growth and Income --
 Class II.....................       1.90%            24,686      12.182227           300,732
Growth and Income --
 Class II.....................       1.95%           488,269      12.164488         5,939,541
Growth and Income --
 Class II.....................       2.00%           313,178      12.160410         3,808,376
Growth and Income --
 Class II.....................       2.05%            57,769      12.151795           701,992
Growth and Income --
 Class II.....................       2.10%            11,539      12.147728           140,178
Growth and Income --
 Class II.....................       2.15%           356,882      12.130039         4,328,993

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Growth and Income --
 Class II.....................       2.20%           144,370     $12.125966    $    1,750,628
Growth and Income --
 Class II.....................       2.25%           104,520      12.121904         1,266,981
Growth and Income --
 Class II.....................       2.45%            68,068      12.105660           824,002
Comstock -- Class II..........       1.50%            58,020      12.521462           726,498
Comstock -- Class II..........       1.60%            51,571      12.513077           645,308
Comstock -- Class II..........       1.65%            68,301      12.508880           854,375
Comstock -- Class II..........       1.70%             7,642      12.504685            95,555
Comstock -- Class II..........       1.80%            11,959      12.496307           149,446
Comstock -- Class II..........       1.85%           206,452      12.492112         2,579,025
Comstock -- Class II..........       1.90%            27,256      12.487933           340,368
Comstock -- Class II..........       1.95%           391,626      12.483755         4,888,965
Comstock -- Class II..........       2.00%            33,828      12.479568           422,156
Comstock -- Class II..........       2.05%             8,418      12.475386           105,024
Comstock -- Class II..........       2.10%            11,111      12.471201           138,570
Comstock -- Class II..........       2.15%           367,673      12.467014         4,583,780
Comstock -- Class II..........       2.20%            44,160      12.462842           550,357
Comstock -- Class II..........       2.25%           152,566      12.458666         1,900,774
Comstock -- Class II..........       2.45%           102,532      12.441971         1,275,699
Emerging Growth --
 Class II.....................       1.50%             9,129      11.842633           108,109
Emerging Growth --
 Class II.....................       1.60%             5,182      11.834689            61,328
Emerging Growth --
 Class II.....................       1.65%             1,613      11.830720            19,080
Emerging Growth --
 Class II.....................       1.80%             3,313      11.818820            39,161
Emerging Growth --
 Class II.....................       1.85%            19,420      11.814857           229,447
Emerging Growth --
 Class II.....................       1.90%             2,247      11.810893            26,545
Emerging Growth --
 Class II.....................       1.95%            35,737      11.806929           421,948
Emerging Growth --
 Class II.....................       2.00%             4,500      11.802969            53,114
Emerging Growth --
 Class II.....................       2.05%             3,292      11.799017            38,842
Emerging Growth --
 Class II.....................       2.10%             8,061      11.795051            95,078
Emerging Growth --
 Class II.....................       2.15%            36,887      11.791100           434,940
Emerging Growth --
 Class II.....................       2.20%             4,034      11.787143            47,554
Emerging Growth --
 Class II.....................       2.25%             8,425      11.783185            99,275
Emerging Growth --
 Class II.....................       2.45%            12,343      11.767380           145,245
                                                                               --------------
    SUB-TOTAL.................                                                 $2,753,961,181
                                                                               --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Funds Global Growth
 Fund -- Class 2..............       1.40%             5,555      10.622754            59,014
American Funds Growth Fund --
 Class 2......................       1.40%             7,526      10.459587            78,723
American Funds Growth Fund --
 Class 2......................       1.50%             5,693       7.260887            41,340
American Funds Growth-Income
 Fund -- Class 2..............       1.50%             3,843      11.071646            42,554
American Funds International
 Fund -- Class 2..............       1.50%             1,139       6.890123             7,850
Mutual Shares Securities
 Fund -- Class 2..............       1.40%             2,216      12.392633            27,466
Templeton Growth Securities
 Fund -- Class 2..............       1.40%             5,519      10.829521            59,773
MFS Total Return Series --
 Class INIT...................       1.40%             5,627      11.767538            66,219
U.S. Mid Cap Value -- Class
 A............................       1.40%             1,416      12.373105            17,522
U.S. Mid Cap Value -- Class
 A............................       1.50%               733       9.691160             7,103
American Opportunities --
 Class X......................       1.40%            10,601      23.830926           252,641
American Opportunities --
 Class Y......................       1.50%             1,100       6.005126             6,606
Balanced Growth -- Class X....       1.40%             3,418      19.682600            67,275

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                   UNITS
                                   FEES          OWNED BY           UNIT          CONTRACT
                                 (NOTE 3)      PARTICIPANTS        PRICE*        LIABILITY
                                -----------  -----------------  ------------  ----------------
Balanced Growth -- Class Y....       1.50%               641     $11.180793    $        7,171
Capital Opportunities --
 Class X......................       1.40%             1,598       7.822737            12,503
Developing Growth --
 Class X......................       1.40%             2,689      21.766991            58,536
Flexible Income -- Class X....       1.40%             6,549      12.981268            85,017
Dividend Growth -- Class X....       1.40%            19,529      24.323883           475,031
Dividend Growth -- Class Y....       1.50%               658      10.561152             6,946
Global Equity -- Class X......       1.40%             6,268      16.172587           101,368
Growth -- Class X.............       1.40%            14,180      16.474772           233,604
Money Market -- Class X.......       1.40%             4,617      12.866023            59,407
Money Market -- Class Y.......       1.50%             5,276      10.245676            54,055
Utilities -- Class X..........       1.40%             6,775      19.153880           129,760
Value-Added Market --
 Class X......................       1.40%             2,831      26.286912            74,427
Enterprise -- Class I.........       1.40%               217       7.553252             1,637
Growth and Income --
 Class I......................       1.40%             7,819      11.601336            90,707
                                                                               --------------
    SUB-TOTAL.................                                                 $    2,124,255
                                                                               --------------
GRAND TOTAL...................                                                 $2,756,085,436
                                                                               ==============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                      This page intentionally left blank.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   98,465     $   226,165     $ 2,467,646
                             ----------     -----------     -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (372,256)     (2,529,707)     (3,061,994)
                             ----------     -----------     -----------
    Net investment income
     (loss)..............      (273,791)     (2,303,542)       (594,348)
                             ----------     -----------     -----------
CAPITAL GAINS INCOME.....       --              --              --
                             ----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        48,529          47,554          64,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,839,017      51,643,026      56,673,474
                             ----------     -----------     -----------
    Net gain (loss) on
     investments.........     7,887,546      51,690,580      56,737,517
                             ----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $7,613,755     $49,387,038     $56,143,169
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                     FRANKLIN STRATEGIC       MUTUAL
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  INCOME SECURITIES   SHARES SECURITIES
                                FUND       CAPITALIZATION FUND     CAP FUND            FUND               FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -------------------  --------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  430,216        $   52,341         $  --             $  778,028         $   681,866
                             ----------        ----------         ----------        ----------         -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (379,714)         (145,794)          (358,945)         (468,537)         (1,060,897)
                             ----------        ----------         ----------        ----------         -----------
    Net investment income
     (loss)..............        50,502           (93,453)          (358,945)          309,491            (379,031)
                             ----------        ----------         ----------        ----------         -----------
CAPITAL GAINS INCOME.....       --               --                  --               --                  --
                             ----------        ----------         ----------        ----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        22,048            18,171            (22,113)           42,989              60,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,183,842         4,235,244          7,838,239         4,570,927          16,161,403
                             ----------        ----------         ----------        ----------         -----------
    Net gain (loss) on
     investments.........     8,205,890         4,253,415          7,816,126         4,613,916          16,222,374
                             ----------        ----------         ----------        ----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $8,256,392        $4,159,962         $7,457,181        $4,923,407         $15,843,343
                             ==========        ==========         ==========        ==========         ===========

                               TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON GROWTH
                            SECURITIES FUND    SECURITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $   54,114         $  242,131
                               ----------         ----------
EXPENSE:
  Mortality and expense
   undertakings..........         (71,341)          (251,016)
                               ----------         ----------
    Net investment income
     (loss)..............         (17,227)            (8,885)
                               ----------         ----------
CAPITAL GAINS INCOME.....        --                 --
                               ----------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           3,509             34,829
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,131,974          4,964,543
                               ----------         ----------
    Net gain (loss) on
     investments.........       2,135,483          4,999,372
                               ----------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $2,118,256         $4,990,487
                               ==========         ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING      GROWTH
                              SERIES      GROWTH SERIES  STOCK SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   15,708     $  --          $  --
                            ----------     ----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (103,486)      (116,450)       (85,063)
                            ----------     ----------     ----------
    Net investment income
     (loss)..............      (87,778)      (116,450)       (85,063)
                            ----------     ----------     ----------
CAPITAL GAINS INCOME.....      --             --             --
                            ----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (89,516)        32,997        (32,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,787,838      1,926,625      1,158,254
                            ----------     ----------     ----------
    Net gain (loss) on
     investments.........    1,698,322      1,959,622      1,126,082
                            ----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,610,544     $1,843,172     $1,041,019
                            ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           MFS INVESTORS    MFS TOTAL    CORE PLUS FIXED  EMERGING MARKETS  EMERGING MARKETS
                           TRUST SERIES   RETURN SERIES      INCOME             DEBT             EQUITY       TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------  ----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   63,806     $ 1,717,151     $    79,681       $ --             $  --           $   --
                            ----------     -----------     -----------       ----------       -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (165,825)     (1,694,957)     (1,833,489)        (103,101)          (94,704)       (70,801)
                            ----------     -----------     -----------       ----------       -----------     ----------
    Net investment income
     (loss)..............     (102,019)         22,194      (1,753,808)        (103,101)          (94,704)       (70,801)
                            ----------     -----------     -----------       ----------       -----------     ----------
CAPITAL GAINS INCOME.....      --              --            1,009,292         --                --               --
                            ----------     -----------     -----------       ----------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       14,809          74,948         108,160           51,229        (1,018,686)       (91,466)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,345,605      16,401,265       4,413,214        1,634,789         3,995,920      1,682,364
                            ----------     -----------     -----------       ----------       -----------     ----------
    Net gain (loss) on
     investments.........    2,360,414      16,476,213       4,521,374        1,686,018         2,977,234      1,590,898
                            ----------     -----------     -----------       ----------       -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,258,395     $16,498,407     $ 3,776,858       $1,582,917       $ 2,882,530     $1,520,097
                            ==========     ===========     ===========       ==========       ===========     ==========


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............  $   --
                           ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (396,413)
                           ----------
    Net investment income
     (loss)..............    (396,413)
                           ----------
CAPITAL GAINS INCOME.....      --
                           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     165,409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   5,938,781
                           ----------
    Net gain (loss) on
     investments.........   6,104,190
                           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $5,707,777
                           ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           U.S. MID CAP    AMERICAN      BALANCED
                              VALUE      OPPORTUNITIES    GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   --        $    933,082   $ 2,048,313
                           -----------   ------------   -----------
EXPENSE:
  Mortality and expense
   undertakings..........     (571,060)    (3,465,685)   (1,111,668)
                           -----------   ------------   -----------
    Net investment income
     (loss)..............     (571,060)    (2,532,603)      936,645
                           -----------   ------------   -----------
CAPITAL GAINS INCOME.....      --             --            --
                           -----------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (1,332,222)   (57,620,152)   (2,567,806)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   15,430,643    106,279,702    15,971,149
                           -----------   ------------   -----------
    Net gain (loss) on
     investments.........   14,098,421     48,659,550    13,403,343
                           -----------   ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $13,527,361   $ 46,126,947   $14,339,988
                           ===========   ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                              CAPITAL     DEVELOPING        FLEXIBLE          DIVIDEND
                           OPPORTUNITIES    GROWTH           INCOME            GROWTH       GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------------  ---------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............  $    --        $   --          $ 3,398,141       $  6,077,897     $   274,132   $    37,724
                           ------------   -----------     -----------       ------------     -----------   -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (368,951)     (615,063)       (906,133)        (4,295,604)       (915,978)     (512,728)
                           ------------   -----------     -----------       ------------     -----------   -----------
    Net investment income
     (loss)..............      (368,951)     (615,063)      2,492,008          1,782,293        (641,846)     (475,004)
                           ------------   -----------     -----------       ------------     -----------   -----------
CAPITAL GAINS INCOME.....       --            --             --                 --               --            --
                           ------------   -----------     -----------       ------------     -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (11,057,855)   (3,312,648)     (1,839,099)       (29,353,491)     (1,685,922)   (4,261,359)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    20,656,287    19,942,964       6,853,560        105,069,410      22,908,546    13,524,186
                           ------------   -----------     -----------       ------------     -----------   -----------
    Net gain (loss) on
     investments.........     9,598,432    16,630,316       5,014,461         75,715,919      21,222,624     9,262,827
                           ------------   -----------     -----------       ------------     -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  9,229,481   $16,015,253     $ 7,506,469       $ 77,498,212     $20,580,778   $ 8,787,823
                           ============   ===========     ===========       ============     ===========   ===========


                              MONEY MARKET
                            SUB-ACCOUNT (D)
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $   997,973
                              -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (2,073,754)
                              -----------
    Net investment income
     (loss)..............      (1,075,781)
                              -----------
CAPITAL GAINS INCOME.....        --
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,022,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,851,162
                              -----------
    Net gain (loss) on
     investments.........         828,960
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  (246,821)
                              ===========

(a)  Formerly Diversified Income Sub Account. Change effective May 1, 2003.
(d) Effective October 31, 2003, Active International Allocation merged with Money Market.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            VALUE-ADDED          GLOBAL
                             UTILITIES         MARKET          FRANCHISE
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ 1,702,978     $ 1,511,986         $--
                            -----------     -----------         --------
EXPENSE:
  Mortality and expense
   undertakings..........      (896,554)     (1,726,779)         (16,444)
                            -----------     -----------         --------
    Net investment income
     (loss)..............       806,424        (214,793)         (16,444)
                            -----------     -----------         --------
CAPITAL GAINS INCOME.....       --            2,359,777            5,031
                            -----------     -----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (3,646,342)      1,447,811               47
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    14,713,863      37,246,323          388,391
                            -----------     -----------         --------
    Net gain (loss) on
     investments.........    11,067,521      38,694,134          388,438
                            -----------     -----------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $11,873,945     $40,839,118         $377,025
                            ===========     ===========         ========

(b)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                               EQUITY AND
                                 INCOME        ENTERPRISE   GROWTH AND INCOME       COMSTOCK       EMERGING GROWTH
                            SUB-ACCOUNT (B)    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------  -----------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $ 36,621       $   75,376      $   240,064         $ --                $--
                                --------       ----------      -----------         ----------          --------
EXPENSE:
  Mortality and expense
   undertakings..........        (47,938)        (239,751)        (627,981)           (94,196)           (9,430)
                                --------       ----------      -----------         ----------          --------
    Net investment income
     (loss)..............        (11,317)        (164,375)        (387,917)           (94,196)           (9,430)
                                --------       ----------      -----------         ----------          --------
CAPITAL GAINS INCOME.....         20,986           --             --                 --                 --
                                --------       ----------      -----------         ----------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,156       (2,567,185)           9,048             10,450              (690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        607,970        6,587,773       11,751,755          1,817,049           105,094
                                --------       ----------      -----------         ----------          --------
    Net gain (loss) on
     investments.........        609,126        4,020,588       11,760,803          1,827,499           104,404
                                --------       ----------      -----------         ----------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $618,795       $3,856,213      $11,372,886         $1,733,303          $ 94,974
                                ========       ==========      ===========         ==========          ========

(a)  From inception, April 30, 2003 to December 31, 2003.
(b)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (273,791)    $ (2,303,542)   $   (594,348)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........        48,529           47,554          64,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     7,839,017       51,643,026      56,673,474
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,613,755       49,387,038      56,143,169
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     6,203,842       61,615,564      62,128,780
  Net transfers..........     5,944,616       49,745,401      57,311,115
  Surrenders for benefit
   payments and fees.....      (844,275)      (6,939,277)     (9,563,992)
  Net annuity
   transactions..........        40,121           48,282          (5,512)
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,344,304      104,469,970     109,870,391
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    18,958,059      153,857,008     166,013,560
NET ASSETS:
  Beginning of year......    16,166,089       93,919,145     123,683,536
                            -----------     ------------    ------------
  End of year............   $35,124,148     $247,776,153    $289,697,096
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                     FRANKLIN STRATEGIC       MUTUAL
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  INCOME SECURITIES   SHARES SECURITIES
                                FUND       CAPITALIZATION FUND     CAP FUND            FUND               FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -------------------  --------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    50,502        $   (93,453)      $  (358,945)      $   309,491         $  (379,031)
  Capital gains income...       --               --                  --               --                  --
  Net realized gain
   (loss) on security
   transactions..........        22,048             18,171           (22,113)           42,989              60,971
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,183,842          4,235,244         7,838,239         4,570,927          16,161,403
                            -----------        -----------       -----------       -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,256,392          4,159,962         7,457,181         4,923,407          15,843,343
                            -----------        -----------       -----------       -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............     8,715,831          4,042,873         7,704,380        10,971,459          20,985,645
  Net transfers..........     8,480,546          4,320,968         6,972,383        13,646,036          20,748,472
  Surrenders for benefit
   payments and fees.....    (1,145,213)          (584,744)       (1,158,239)       (1,825,727)         (3,422,003)
  Net annuity
   transactions..........          (423)         --                  --               --                    21,010
                            -----------        -----------       -----------       -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,050,741          7,779,097        13,518,524        22,791,768          38,333,124
                            -----------        -----------       -----------       -----------         -----------
  Net increase (decrease)
   in net assets.........    24,307,133         11,939,059        20,975,705        27,715,175          54,176,467
NET ASSETS:
  Beginning of year......    15,941,069          4,717,466        15,092,428        16,441,799          45,168,995
                            -----------        -----------       -----------       -----------         -----------
  End of year............   $40,248,202        $16,656,525       $36,068,133       $44,156,974         $99,345,462
                            ===========        ===========       ===========       ===========         ===========

                               TEMPLETON
                           DEVELOPING MARKETS  TEMPLETON GROWTH
                            SECURITIES FUND    SECURITIES FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (17,227)       $    (8,885)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           3,509             34,829
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,131,974          4,964,543
                               ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,118,256          4,990,487
                               ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............       2,003,566          6,574,616
  Net transfers..........       1,757,075          5,846,721
  Surrenders for benefit
   payments and fees.....        (224,062)          (997,769)
  Net annuity
   transactions..........        --                   39,973
                               ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,536,579         11,463,541
                               ----------        -----------
  Net increase (decrease)
   in net assets.........       5,654,835         16,454,028
NET ASSETS:
  Beginning of year......       2,573,768          8,846,574
                               ----------        -----------
  End of year............      $8,228,603        $25,300,602
                               ==========        ===========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING      GROWTH
                              SERIES      GROWTH SERIES  STOCK SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (87,778)    $ (116,450)    $  (85,063)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (89,516)        32,997        (32,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,787,838      1,926,625      1,158,254
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,610,544      1,843,172      1,041,019
                            ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,237,780      1,537,061      2,044,550
  Net transfers..........      365,850        716,598        999,245
  Surrenders for benefit
   payments and fees.....     (517,073)      (324,612)      (336,430)
  Net annuity
   transactions..........      --             --             --
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,086,557      1,929,047      2,707,365
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........    2,697,101      3,772,219      3,748,384
NET ASSETS:
  Beginning of year......    5,743,889      5,480,804      3,748,951
                            ----------     ----------     ----------
  End of year............   $8,440,990     $9,253,023     $7,497,335
                            ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           MFS INVESTORS    MFS TOTAL    CORE PLUS FIXED  EMERGING MARKETS  EMERGING MARKETS
                           TRUST SERIES   RETURN SERIES      INCOME             DEBT             EQUITY       TECHNOLOGY
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------  ----------------  ----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $  (102,019)  $     22,194    $ (1,753,808)      $ (103,101)      $   (94,704)    $  (70,801)
  Capital gains income...       --             --            1,009,292         --                --               --
  Net realized gain
   (loss) on security
   transactions..........        14,809         74,948         108,160           51,229        (1,018,686)       (91,466)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,345,605     16,401,265       4,413,214        1,634,789         3,995,920      1,682,364
                            -----------   ------------    ------------       ----------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,258,395     16,498,407       3,776,858        1,582,917         2,882,530      1,520,097
                            -----------   ------------    ------------       ----------       -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     2,517,926     29,124,032      17,804,005        1,624,994           742,347      1,347,953
  Net transfers..........     3,657,264     32,139,025      16,612,749        2,041,025         1,022,298      1,827,675
  Surrenders for benefit
   payments and fees.....      (480,385)    (5,598,119)    (12,877,693)        (711,600)         (748,216)      (275,555)
  Net annuity
   transactions..........       --              55,077        --               --                --               --
                            -----------   ------------    ------------       ----------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,694,805     55,720,015      21,539,061        2,954,419         1,016,429      2,900,073
                            -----------   ------------    ------------       ----------       -----------     ----------
  Net increase (decrease)
   in net assets.........     7,953,200     72,218,422      25,315,919        4,537,336         3,898,959      4,420,170
NET ASSETS:
  Beginning of year......     7,515,234     75,680,313     106,982,360        4,923,916         5,878,800      2,480,880
                            -----------   ------------    ------------       ----------       -----------     ----------
  End of year............   $15,468,434   $147,898,735    $132,298,279       $9,461,252       $ 9,777,759     $6,901,050
                            ===========   ============    ============       ==========       ===========     ==========


                           HIGH YIELD
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $  (396,413)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      165,409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,938,781
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,707,777
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    5,639,282
  Net transfers..........    6,728,219
  Surrenders for benefit
   payments and fees.....   (2,316,394)
  Net annuity
   transactions..........      --
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,051,107
                           -----------
  Net increase (decrease)
   in net assets.........   15,758,884
NET ASSETS:
  Beginning of year......   18,307,203
                           -----------
  End of year............  $34,066,087
                           ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           U.S. MID CAP    AMERICAN       BALANCED
                              VALUE      OPPORTUNITIES     GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (571,060)  $ (2,532,603)  $    936,645
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........   (1,332,222)   (57,620,152)    (2,567,806)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   15,430,643    106,279,702     15,971,149
                           -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   13,527,361     46,126,947     14,339,988
                           -----------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............    7,003,276      7,893,685      3,137,674
  Net transfers..........    3,305,245    (16,949,149)     3,103,892
  Surrenders for benefit
   payments and fees.....   (3,718,132)   (34,963,103)   (10,322,058)
  Net annuity
   transactions..........       (3,116)      (147,681)       (67,659)
                           -----------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,587,273    (44,166,248)    (4,148,151)
                           -----------   ------------   ------------
  Net increase (decrease)
   in net assets.........   20,114,634      1,960,699     10,191,837
NET ASSETS:
  Beginning of year......   33,341,135    275,483,977     82,887,655
                           -----------   ------------   ------------
  End of year............  $53,455,769   $277,444,676   $ 93,079,492
                           ===========   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              CAPITAL     DEVELOPING        FLEXIBLE          DIVIDEND
                           OPPORTUNITIES    GROWTH           INCOME            GROWTH       GLOBAL EQUITY    GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (C)      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -----------  ------------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $   (368,951)  $  (615,063)    $ 2,492,008       $  1,782,293    $   (641,846)  $  (475,004)
  Capital gains income...       --            --             --                 --               --            --
  Net realized gain
   (loss) on security
   transactions..........   (11,057,855)   (3,312,648)     (1,839,099)       (29,353,491)     (1,685,922)   (4,261,359)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    20,656,287    19,942,964       6,853,560        105,069,410      22,908,546    13,524,186
                           ------------   -----------     -----------       ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,229,481    16,015,253       7,506,469         77,498,212      20,580,778     8,787,823
                           ------------   -----------     -----------       ------------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,786,207     1,633,056       4,359,258          9,207,180       1,361,380     1,252,583
  Net transfers..........    (1,201,189)     (752,770)        711,740         (9,549,448)     (2,831,547)   (1,969,737)
  Surrenders for benefit
   payments and fees.....    (2,836,182)   (5,925,399)     (8,167,378)       (45,078,892)     (8,928,702)   (4,862,376)
  Net annuity
   transactions..........        (4,193)      (21,415)        (32,273)          (231,063)        (77,994)      (23,854)
                           ------------   -----------     -----------       ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,255,357)   (5,066,528)     (3,128,653)       (45,652,223)    (10,476,863)   (5,603,384)
                           ------------   -----------     -----------       ------------    ------------   -----------
  Net increase (decrease)
   in net assets.........     6,974,124    10,948,725       4,377,816         31,845,989      10,103,915     3,184,439
NET ASSETS:
  Beginning of year......    25,085,723    43,862,654      63,605,790        330,410,961      70,300,761    39,066,752
                           ------------   -----------     -----------       ------------    ------------   -----------
  End of year............  $ 32,059,847   $54,811,379     $67,983,606       $362,256,950    $ 80,404,676   $42,251,191
                           ============   ===========     ===========       ============    ============   ===========


                              MONEY MARKET
                            SUB-ACCOUNT (D)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,075,781)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........       (1,022,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        1,851,162
                              ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (246,821)
                              ------------
UNIT TRANSACTIONS:
  Purchases..............       23,014,630
  Net transfers..........      (41,904,984)
  Surrenders for benefit
   payments and fees.....      (40,782,771)
  Net annuity
   transactions..........          (86,998)
                              ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (59,760,123)
                              ------------
  Net increase (decrease)
   in net assets.........      (60,006,944)
NET ASSETS:
  Beginning of year......      177,140,677
                              ------------
  End of year............     $117,133,733
                              ============

(c)  Formerly Diversified Income Sub Account. Change effective May 1, 2003.
(d) Effective October 31, 2003, Active International Allocation merged with Money Market.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            VALUE-ADDED          GLOBAL
                             UTILITIES         MARKET          FRANCHISE
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           --------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    806,424    $   (214,793)      $  (16,444)
  Capital gains income...       --             2,359,777            5,031
  Net realized gain
   (loss) on security
   transactions..........     (3,646,342)      1,447,811               47
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     14,713,863      37,246,323          388,391
                            ------------    ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,873,945      40,839,118          377,025
                            ------------    ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............      2,037,283      10,092,678        2,069,681
  Net transfers..........     (5,864,823)      8,345,306        1,201,939
  Surrenders for benefit
   payments and fees.....     (8,428,787)    (17,416,360)         (24,448)
  Net annuity
   transactions..........        (44,950)        (67,208)        --
                            ------------    ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (12,301,277)        954,416        3,247,172
                            ------------    ------------       ----------
  Net increase (decrease)
   in net assets.........       (427,332)     41,793,534        3,624,197
NET ASSETS:
  Beginning of year......     70,868,938     117,871,989         --
                            ------------    ------------       ----------
  End of year............   $ 70,441,606    $159,665,523       $3,624,197
                            ============    ============       ==========

(b)  From inception, May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                               EQUITY AND
                                 INCOME          ENTERPRISE    GROWTH AND INCOME       COMSTOCK       EMERGING GROWTH
                            SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  --------------  -----------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (11,317)      $  (164,375)      $  (387,917)       $   (94,196)        $   (9,430)
  Capital gains income...          20,986           --               --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,156        (2,567,185)            9,048             10,450               (690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         607,970         6,587,773        11,751,755          1,817,049            105,094
                               ----------       -----------       -----------        -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         618,795         3,856,213        11,372,886          1,733,303             94,974
                               ----------       -----------       -----------        -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............       3,026,703           914,551        19,352,170         12,342,387          1,245,642
  Net transfers..........       4,602,934               478        20,544,131          5,360,979            521,569
  Surrenders for benefit
   payments and fees.....         (64,456)       (1,522,923)       (3,808,673)          (180,769)           (42,519)
  Net annuity
   transactions..........        --                    (934)           51,327           --                 --
                               ----------       -----------       -----------        -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,565,181          (608,828)       36,138,955         17,522,597          1,724,692
                               ----------       -----------       -----------        -----------         ----------
  Net increase (decrease)
   in net assets.........       8,183,976         3,247,385        47,511,841         19,255,900          1,819,666
NET ASSETS:
  Beginning of year......        --              16,235,535        21,553,646           --                 --
                               ----------       -----------       -----------        -----------         ----------
  End of year............      $8,183,976       $19,482,920       $69,065,487        $19,255,900         $1,819,666
                               ==========       ===========       ===========        ===========         ==========

(a)  From inception, April 30, 2003 to December 31, 2003.
(b)  From inception, May 1, 2003 to December 31, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (69,849)    $   (987,649)   $    (48,263)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (11,521)        (293,052)       (269,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,672,246)     (19,317,261)    (19,204,469)
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,753,616)     (20,597,962)    (19,522,629)
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     3,778,590       30,391,358      36,717,664
  Net transfers..........     5,669,140       37,090,750      54,019,439
  Surrenders for benefit
   payments and fees.....      (449,308)      (3,618,814)     (5,251,772)
  Net annuity
   transactions..........       --                46,156          45,466
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,998,422       63,909,450      85,530,797
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........     7,244,806       43,311,488      66,008,168
NET ASSETS:
  Beginning of year......     8,921,283       50,607,657      57,675,368
                            -----------     ------------    ------------
  End of year............   $16,166,089     $ 93,919,145    $123,683,536
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                     FRANKLIN STRATEGIC       MUTUAL
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  INCOME SECURITIES   SHARES SECURITIES
                                FUND       CAPITALIZATION FUND     CAP FUND            FUND               FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  -------------------  --------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    24,447        $  (28,522)       $  (140,368)      $  (149,342)        $  (180,374)
  Capital gains income...       --               --                  --               --                   652,255
  Net realized gain
   (loss) on security
   transactions..........       (34,489)          (12,505)           (61,779)            1,099             (64,161)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,279,748)         (794,072)        (3,931,683)          759,619          (5,016,024)
                            -----------        ----------        -----------       -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,289,790)         (835,099)        (4,133,830)          611,376          (4,608,304)
                            -----------        ----------        -----------       -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............     3,429,378         1,469,524          4,401,410         2,817,701          11,421,699
  Net transfers..........     6,122,135         1,682,268          5,205,262         6,986,792          24,595,351
  Surrenders for benefit
   payments and fees.....      (910,241)         (137,357)          (573,310)         (719,296)         (2,303,701)
  Net annuity
   transactions..........         7,828          --                  --               --                  --
                            -----------        ----------        -----------       -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,649,100         3,014,435          9,033,362         9,085,197          33,713,349
                            -----------        ----------        -----------       -----------         -----------
  Net increase (decrease)
   in net assets.........     6,359,310         2,179,336          4,899,532         9,696,573          29,105,045
NET ASSETS:
  Beginning of year......     9,581,759         2,538,130         10,192,896         6,745,226          16,063,950
                            -----------        ----------        -----------       -----------         -----------
  End of year............   $15,941,069        $4,717,466        $15,092,428       $16,441,799         $45,168,995
                            ===========        ==========        ===========       ===========         ===========

                               TEMPLETON
                           DEVELOPING MARKETS
                            SECURITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $      289
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (35,962)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (55,709)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (91,382)
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       1,044,353
  Net transfers..........       1,356,110
  Surrenders for benefit
   payments and fees.....        (225,689)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,174,774
                               ----------
  Net increase (decrease)
   in net assets.........       2,083,392
NET ASSETS:
  Beginning of year......         490,376
                               ----------
  End of year............      $2,573,768
                               ==========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    51,642      $   (96,295)   $   (85,841)
  Capital gains income...        138,881          --             --
  Net realized gain
   (loss) on security
   transactions..........        (68,359)        (320,018)      (148,633)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,565,988)      (2,220,293)    (2,293,740)
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,443,824)      (2,636,606)    (2,528,214)
                             -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      3,245,758        1,110,267      1,368,461
  Net transfers..........      4,048,547          319,643        385,635
  Surrenders for benefit
   payments and fees.....       (904,927)        (495,780)      (571,429)
  Net annuity
   transactions..........       --                --             --
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,389,378          934,130      1,182,667
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........      4,945,554       (1,702,476)    (1,345,547)
NET ASSETS:
  Beginning of year......      3,901,020        7,446,365      6,826,351
                             -----------      -----------    -----------
  End of year............    $ 8,846,574      $ 5,743,889    $ 5,480,804
                             ===========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                           MFS INVESTORS                                   ACTIVE
                              GROWTH      MFS INVESTORS    MFS TOTAL    INTERNATIONAL  CORE PLUS FIXED  EMERGING MARKETS
                           STOCK SERIES   TRUST SERIES   RETURN SERIES   ALLOCATION        INCOME             DEBT
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   (56,585)   $   (60,941)   $    (2,667)   $   36,203     $  2,758,759       $  273,759
  Capital gains income...       --             --             586,066       --               799,872         --
  Net realized gain
   (loss) on security
   transactions..........      (122,351)      (170,400)       (36,019)      (32,378)           4,789          (22,709)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,190,744)    (1,504,310)    (4,121,356)     (825,670)         673,072           55,114
                            -----------    -----------    -----------    ----------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,369,680)    (1,735,651)    (3,573,976)     (821,845)       4,236,492          306,164
                            -----------    -----------    -----------    ----------     ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       664,709      1,806,144     16,777,999       668,028        9,836,096          331,883
  Net transfers..........       825,126      2,229,271     38,279,721     1,252,737       57,747,065          993,410
  Surrenders for benefit
   payments and fees.....      (377,509)      (474,206)    (3,334,970)     (439,639)      (8,282,665)        (421,430)
  Net annuity
   transactions..........       --             --             --            --              --               --
                            -----------    -----------    -----------    ----------     ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,112,326      3,561,209     51,722,750     1,481,126       59,300,496          903,863
                            -----------    -----------    -----------    ----------     ------------       ----------
  Net increase (decrease)
   in net assets.........      (257,354)     1,825,558     48,148,774       659,281       63,536,988        1,210,027
NET ASSETS:
  Beginning of year......     4,006,305      5,689,676     27,531,539     3,724,584       43,445,372        3,713,889
                            -----------    -----------    -----------    ----------     ------------       ----------
  End of year............   $ 3,748,951    $ 7,515,234    $75,680,313    $4,383,865     $106,982,360       $4,923,916
                            ===========    ===========    ===========    ==========     ============       ==========

(a)  Formerly Fixed Income Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           EMERGING MARKETS
                                EQUITY        TECHNOLOGY     HIGH YIELD
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (90,176)     $   (43,786)   $ 1,547,638
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........       (579,981)        (818,847)      (646,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (200,502)      (1,586,055)    (2,568,589)
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (870,659)      (2,448,688)    (1,667,355)
                              ----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        362,252          956,721      1,669,839
  Net transfers..........        909,947           60,870        139,655
  Surrenders for benefit
   payments and fees.....       (877,509)        (298,484)    (1,438,451)
  Net annuity
   transactions..........       --                --             --
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        394,690          719,107        371,043
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets.........       (475,969)      (1,729,581)    (1,296,312)
NET ASSETS:
  Beginning of year......      6,354,769        4,210,461     19,603,515
                              ----------      -----------    -----------
  End of year............     $5,878,800      $ 2,480,880    $18,307,203
                              ==========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                            U.S. MID CAP      AMERICAN         BALANCED         CAPITAL       DEVELOPING    DIVERSIFIED
                               VALUE        OPPORTUNITIES       GROWTH       OPPORTUNITIES      GROWTH         INCOME
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   (513,962)   $  (2,220,550)   $  1,343,499    $   (500,551)   $   (757,774)  $ 2,070,096
  Capital gains income...       --               --              --              --               --            --
  Net realized gain
   (loss) on security
   transactions..........     (1,652,647)     (59,430,931)     (3,435,166)    (24,203,298)    (21,997,117)   (1,470,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (11,525,673)     (29,731,302)    (11,172,057)        425,990       1,457,516     3,577,630
                            ------------    -------------    ------------    ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (13,692,282)     (91,382,783)    (13,263,724)    (24,277,859)    (21,297,375)    4,176,775
                            ------------    -------------    ------------    ------------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      4,042,373        6,196,712       2,716,996       1,254,486         643,470     2,573,726
  Net transfers..........      3,927,539      (44,268,286)     (2,724,666)     (4,209,679)     (8,090,267)    8,431,033
  Surrenders for benefit
   payments and fees.....     (3,485,125)     (39,470,784)    (11,261,196)     (3,947,024)     (6,827,654)   (6,492,617)
  Net annuity
   transactions..........          2,721         (148,170)        (68,677)         (6,348)        (23,212)       48,182
                            ------------    -------------    ------------    ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,487,508      (77,690,528)    (11,337,543)     (6,908,565)    (14,297,663)    4,560,324
                            ------------    -------------    ------------    ------------    ------------   -----------
  Net increase (decrease)
   in net assets.........     (9,204,774)    (169,073,311)    (24,601,267)    (31,186,424)    (35,595,038)    8,737,099
NET ASSETS:
  Beginning of year......     42,545,909      444,557,288     107,488,922      56,272,147      79,457,692    54,868,691
                            ------------    -------------    ------------    ------------    ------------   -----------
  End of year............   $ 33,341,135    $ 275,483,977    $ 82,887,655    $ 25,085,723    $ 43,862,654   $63,605,790
                            ============    =============    ============    ============    ============   ===========

(b)  Formerly Mid-Cap Equity Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              DIVIDEND
                               GROWTH      GLOBAL EQUITY     GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $   2,515,636   $ (1,063,129)  $   (697,893)
  Capital gains income...       --              --             --
  Net realized gain
   (loss) on security
   transactions..........    (36,026,418)    (5,982,804)   (13,904,965)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (52,452,506)   (11,187,061)    (4,943,655)
                           -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (85,963,288)   (18,232,994)   (19,546,513)
                           -------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      7,603,767        870,972        702,271
  Net transfers..........    (27,382,137)   (10,200,579)    (8,278,299)
  Surrenders for benefit
   payments and fees.....    (46,284,151)    (9,825,656)    (7,487,632)
  Net annuity
   transactions..........       (305,868)       (95,082)       (47,977)
                           -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (66,368,389)   (19,250,345)   (15,111,637)
                           -------------   ------------   ------------
  Net increase (decrease)
   in net assets.........   (152,331,677)   (37,483,339)   (34,658,150)
NET ASSETS:
  Beginning of year......    482,742,638    107,784,100     73,724,902
                           -------------   ------------   ------------
  End of year............  $ 330,410,961   $ 70,300,761   $ 39,066,752
                           =============   ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                                VALUE-ADDED
                              MONEY MARKET       UTILITIES         MARKET        ENTERPRISE    GROWTH AND INCOME
                           SUB-ACCOUNT (C)(D)   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (E)
                           ------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    128,449      $  1,703,903    $    (74,500)   $   (186,501)     $   179,709
  Capital gains income...        --                 --              --              --               --
  Net realized gain
   (loss) on security
   transactions..........       (1,193,015)      (13,999,426)     (2,014,188)     (6,220,720)        (194,479)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          288,174       (11,939,198)    (24,750,623)     (1,564,224)      (2,762,788)
                              ------------      ------------    ------------    ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (776,392)      (24,234,721)    (26,839,311)     (7,971,445)      (2,777,558)
                              ------------      ------------    ------------    ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       10,652,766         1,444,953       5,223,173       1,066,465        3,956,818
  Net transfers..........       29,570,558       (15,785,628)     (2,197,068)     (2,961,320)       4,966,760
  Surrenders for benefit
   payments and fees.....      (56,421,438)       (9,519,082)    (14,475,048)     (2,121,740)      (2,313,338)
  Net annuity
   transactions..........          (95,433)          (85,990)        (83,131)         (1,088)          (3,209)
                              ------------      ------------    ------------    ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (16,293,547)      (23,945,747)    (11,532,074)     (4,017,683)       6,607,031
                              ------------      ------------    ------------    ------------      -----------
  Net increase (decrease)
   in net assets.........      (17,069,939)      (48,180,468)    (38,371,385)    (11,989,128)       3,829,473
NET ASSETS:
  Beginning of year......      189,826,750       119,049,406     156,243,374      28,224,663       17,724,173
                              ------------      ------------    ------------    ------------      -----------
  End of year............     $172,756,811      $ 70,868,938    $117,871,989    $ 16,235,535      $21,553,646
                              ============      ============    ============    ============      ===========

(c) Effective September 26, 2002, Emerging Markets Sub-Account merged with Money Market Sub-Account.
(d) Effective September 26, 2002, North American Government Securities Sub-Account merged with Money Market Sub-Account.
(e) Effective April 30, 2002, Strategic Stock Sub-Account merged with Growth and Income Sub-Account.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company also provides administrative services and receives a maximun annual fee of 0.20% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-52 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Funds Global Growth Fund.......  $ 13,496,170  $  2,425,658
American Funds Growth Fund..............   112,318,142    10,151,791
American Funds Growth-Income Fund.......   119,552,538    10,276,471
American Funds International Fund.......    19,963,849     3,862,609
American Funds Global Small
 Capitalization Fund....................     9,253,613     1,567,971
Franklin Small Cap Fund.................    16,460,886     3,301,260
Franklin Strategic Income Securities
 Fund...................................    28,564,058     5,462,804
Mutual Shares Securities Fund...........    43,923,096     5,969,009
Templeton Developing Markets Securities
 Fund...................................     4,384,389       865,036
Templeton Growth Securities Fund........    13,560,905     2,106,250
MFS Capital Opportunities Series........     2,740,923     1,742,147
MFS Emerging Growth Series..............     3,351,480     1,538,887
MFS Investors Growth Stock Series.......     3,729,787     1,107,486
MFS Investors Trust Series..............     7,487,312     1,894,528
MFS Total Return Series.................    65,345,881     9,603,664
Core Plus Fixed Income..................    56,138,989    35,344,427
Emerging Markets Debt...................     4,873,138     2,021,809
Emerging Markets Equity.................     2,657,394     1,735,684
Technology..............................     4,075,723     1,246,404
High Yield..............................    15,713,113     6,058,417
U.S. Mid Cap Value......................    14,048,262     8,031,895
American Opportunities..................    18,028,008    64,732,665
Balanced Growth.........................    13,814,121    17,023,806
Capital Opportunities...................     3,747,788     6,373,965
Developing Growth.......................     5,017,469    10,698,514
Flexible Income.........................    14,704,498    15,404,520
Dividend Growth.........................    25,701,311    69,578,927
Global Equity...........................     4,192,969    15,313,035
Growth..................................     3,507,185     9,549,184
Money Market............................    64,280,189   125,120,973
Utilities...............................     5,703,371    17,203,505
Value-Added Market......................    27,447,475    24,495,714
Global Franchise........................     3,266,927        31,168
Equity and Income.......................     7,767,731       192,879
Enterprise..............................     3,062,020     3,835,439
Growth and Income.......................    41,584,466     5,833,330
Comstock................................    18,169,808       741,408
Emerging Growth.........................     1,839,143       123,882
                                          ------------  ------------
                                          $823,474,127  $502,567,121
                                          ============  ============

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
American Funds Global Growth
 Fund..............................    2,001,191      348,573        1,652,618
American Funds Growth Fund.........   16,775,940    1,647,016       15,128,924
American Funds Growth-Income
 Fund..............................   13,375,660    1,245,291       12,130,369
American Funds International
 Fund..............................    3,219,709      593,747        2,625,962
American Funds Global Small
 Capitalization Fund...............    1,187,326      197,655          989,671
Franklin Small Cap Fund............    2,622,123      480,893        2,141,230
Franklin Strategic Income
 Securities Fund...................    2,360,215      445,589        1,914,626
Mutual Shares Securities Fund......    4,242,748      598,571        3,644,177
Templeton Developing Markets
 Securities Fund...................      510,578      103,477          407,101
Templeton Growth Securities Fund...    1,566,109      223,768        1,342,341
MFS Capital Opportunities Series...      502,686      314,558          188,128
MFS Emerging Growth Series.........      783,168      342,679          440,489
MFS Investors Growth Stock
 Series............................      673,313      189,059          484,254
MFS Investors Trust Series.........    1,146,793      275,537          871,256
MFS Total Return Series............    6,381,833      956,761        5,425,072
Core Plus Fixed Income.............    4,983,440    3,292,893        1,690,547
Emerging Markets Debt..............      374,216      154,923          219,293
Emerging Markets Equity............      389,192      225,946          163,246
Technology.........................    1,896,574      567,999        1,328,575
High Yield.........................    2,299,624      864,069        1,435,555
U.S. Mid Cap Value.................    1,480,573      848,777          631,796
American Opportunities.............    6,088,374    4,136,447        1,951,927
Balanced Growth....................    2,172,970    1,380,564          792,406
Capital Opportunities..............    1,560,377    1,334,039          226,338
Developing Growth..................    1,345,510      719,236          626,274
Flexible Income....................    1,420,597    1,432,936          (12,339)
Dividend Growth....................    6,102,588    4,226,085        1,876,503
Global Equity......................    1,396,504    1,367,975           28,529
Growth.............................      891,095      811,643           79,452
Money Market.......................    7,798,500   12,445,778       (4,647,278)
Utilities..........................    1,224,768    1,493,928         (269,160)
Value-Added Market.................    3,253,796    1,333,247        1,920,549
Global Franchise...................      299,242        2,073          297,169
Equity Income......................      721,690       14,777          706,913
Enterprise.........................      720,205      618,772          101,433
Growth and Income..................    4,385,245      586,536        3,798,709
Comstock...........................    1,600,774       57,658        1,543,116
Emerging Growth....................      164,384       10,199          154,185

_____________________________________ SA-54 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
American Funds Global Growth
 Fund..............................    1,811,799      290,235        1,521,564
American Funds Growth Fund.........   12,738,224    2,478,814       10,259,410
American Funds Growth-Income
 Fund..............................   11,392,001    2,087,886        9,304,115
American Funds International
 Fund..............................    1,895,605      450,163        1,445,442
American Funds Small Capitalization
 Fund..............................      564,668      103,161          461,507
Franklin Small Cap Fund............    1,998,901      426,294        1,572,607
Franklin Strategic Income Fund.....    1,036,896      165,363          871,533
Mutual Shares Securities Fund......    3,885,750      688,532        3,197,218
Templeton Developing Securities
 Fund..............................      465,120      174,729          290,391
Templeton Growth Securities Fund...      931,821      215,746          716,075
MFS Capital Opportunities Series...      630,526      473,520          157,006
MFS Emerging Growth Series.........      747,769      449,477          298,292
MFS Investors Growth Stock
 Series............................      421,840      237,171          184,669
MFS Investors Trust Series.........      779,369      291,886          487,483
MFS Total Return Series............    5,912,193      985,515        4,926,678
Active International Allocation....      437,875      217,906          219,969
Core Plus Fixed Income.............    7,296,933    1,744,792        5,552,141
Emerging Markets Debt..............      216,580      138,578           78,002
Emerging Markets Equity............      425,481      388,054           37,427
Technology.........................    1,152,432      936,812          215,620
High Yield.........................      614,197      558,318           55,879
U.S. Mid Cap Value.................    1,768,539    1,245,174          523,365
American Opportunities.............    4,347,556    5,495,378       (1,147,822)
Balanced Growth....................    1,527,614    1,479,107           48,507
Capital Opportunities..............    1,829,198    2,710,165         (880,967)
Developing Growth..................      771,944    1,111,611         (339,667)
Diversified Income.................    2,119,265    1,345,836          773,429
Dividend Growth....................    4,655,124    5,263,741         (608,617)
Global Equity......................    1,155,710    1,906,570         (750,860)
Growth.............................      595,157    1,398,704         (803,547)
Money Market.......................   11,952,727   13,171,757       (1,219,030)
Utilities..........................    1,243,239    2,177,743         (934,504)
Value-Added Market.................    2,782,042    2,060,518          721,524
Enterprise.........................      567,644    1,030,887         (463,243)
Growth and Income..................    1,293,653      569,999          723,654

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges         18,849   $ 1.111293    $     20,947    1.30%       0.41%     33.53%
        Highest contract charges        25,084     7.390785         185,390    1.62%       0.09%     29.08%
        Remaining contract
        charges                      4,411,315      --           34,917,811    --         --         --
  2002  Lowest contract charges         18,849     0.832247          15,687    0.93%      --        (16.78)%
        Highest contract charges        85,435     5.594295         477,950    0.90%      --          1.05%
        Remaining contract
        charges                      2,698,346      --           15,672,452    --         --         --
  2001  Lowest contract charges        109,993     9.460575       1,040,593    0.91%       0.66%    (12.58)%
        Highest contract charges       197,466     6.685952       1,320,245    1.64%       0.53%    (20.30)%
        Remaining contract
        charges                        973,609      --            6,560,445    --         --         --
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges        426,080     1.006145         428,698    1.29%       0.16%     35.04%
        Highest contract charges       446,466     7.133854       3,185,023    1.62%       0.24%     24.34%
        Remaining contract
        charges                     31,199,420      --          244,162,432    --         --         --
  2002  Lowest contract charges        137,970     0.745063         102,796    0.95%       0.09%    (25.49)%
        Highest contract charges       317,376     5.339327       1,694,573    0.90%       0.08%     (0.02)%
        Remaining contract
        charges                     16,487,696      --           92,121,776    --         --         --
  2001  Lowest contract charges        676,086    10.407808       7,036,569    0.91%       0.29%    (14.92)%
        Highest contract charges       995,095     7.210458       7,175,089    1.65%       0.29%    (24.27)%
        Remaining contract
        charges                      5,012,451      --           36,395,998    --         --         --
AMERICAN FUNDS GROWTH-INCOME FUND
  2003  Lowest contract charges        477,485     1.032179         492,850    1.29%       1.38%     30.72%
        Highest contract charges       315,316    10.878053       3,430,020    1.63%       1.89%     24.33%
        Remaining contract
        charges                     26,135,600      --          285,774,226    --         --         --
  2002  Lowest contract charges        148,384     0.789623         117,167    0.95%       2.84%    (21.04)%
        Highest contract charges       298,403     8.411031       2,509,879    0.90%       2.54%     (3.48)%
        Remaining contract
        charges                     14,351,246      --          121,056,489    --         --         --
  2001  Lowest contract charges        926,926    10.325741       9,571,196    0.91%       0.90%     (3.43)%
        Highest contract charges       773,686    10.508474       8,130,264    1.64%       1.10%     (3.20)%
        Remaining contract
        charges                      3,793,305      --           39,973,908    --         --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges        208,459     1.076631         224,434    1.28%       3.10%     33.11%
        Highest contract charges        53,994     6.769614         365,518    1.62%       3.47%     33.99%
        Remaining contract
        charges                      5,321,839      --           39,658,250    --         --         --
  2002  Lowest contract charges        263,374     7.475572       1,968,869    1.40%       1.70%    (16.03)%
        Highest contract charges        53,685     5.140169         275,950    0.90%       2.26%     (2.92)%
        Remaining contract
        charges                      2,641,271      --           13,696,250    --         --         --
  2001  Lowest contract charges         80,272     8.902426         714,615    0.90%       0.32%    (16.49)%
        Highest contract charges       247,356     6.157966       1,523,207    1.66%       0.74%    (24.02)%
        Remaining contract
        charges                      1,185,261      --            7,343,937    --         --         --

_____________________________________ SA-56 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2003  Lowest contract charges        136,573   $11.782892    $  1,609,229    1.39%       0.44%     51.40%
        Highest contract charges        14,240     8.391207         119,492    1.64%       0.08%     46.12%
        Remaining contract
        charges                      1,649,749      --           14,927,804    --         --         --
  2002  Lowest contract charges         68,860     7.782819         535,926    1.40%       0.70%    (20.18)%
        Highest contract charges        12,731     5.596339          71,246    0.91%      --         (5.33)%
        Remaining contract
        charges                        729,301      --            4,110,294    --         --         --
  2001  Lowest contract charges         23,884     9.750312         232,872    0.89%       0.64%     (8.93)%
        Highest contract charges        55,629     7.053114         392,358    1.62%       0.33%    (18.01)%
        Remaining contract
        charges                        269,874      --            1,912,900    --         --         --
FRANKLIN SMALL CAP FUND
  2003  Lowest contract charges         95,725     0.971452          92,992    1.28%      --         35.48%
        Highest contract charges        68,641     6.269322         430,335    1.62%      --         30.99%
        Remaining contract
        charges                      4,930,443      --           35,544,806    --         --         --
  2002  Lowest contract charges         13,217     0.717070           9,478    0.96%       0.35%    (28.29)%
        Highest contract charges        61,901     4.677277         289,529    0.90%      --         (1.39)%
        Remaining contract
        charges                      2,878,461      --           14,793,421    --         --         --
  2001  Lowest contract charges        164,036    11.700482       1,919,301    0.89%       0.07%     (7.17)%
        Highest contract charges       189,123     6.691001       1,265,419    1.63%       0.25%    (21.16)%
        Remaining contract
        charges                      1,027,814      --            7,008,176    --         --         --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2003  Lowest contract charges        326,464    13.368091       4,364,199    1.40%       2.63%     18.68%
        Highest contract charges        40,472    12.601986         510,028    1.60%       0.13%      8.65%
        Remaining contract
        charges                      3,063,647      --           39,282,747    --         --         --
  2002  Lowest contract charges        180,195    11.263607       2,029,641    1.39%       0.05%      3.66%
        Highest contract charges        46,024    10.721323         493,437    0.90%      --          7.93%
        Remaining contract
        charges                      1,289,738      --           13,918,721    --         --         --
  2001  Lowest contract charges         46,406    10.866369         504,265    0.91%       7.36%      1.08%
        Highest contract charges        83,375    10.405101         867,521    1.63%      13.29%     (0.96)%
        Remaining contract
        charges                        514,642      --            5,373,440    --         --         --
MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges        107,854     1.055500         113,840    1.30%       1.01%     23.53%
        Highest contract charges       158,853    12.049362       1,914,073    1.63%       0.16%     19.24%
        Remaining contract
        charges                      7,976,625      --           97,317,549    --         --         --
  2002  Lowest contract charges         57,085     0.854437          48,775    0.94%      --        (14.56)%
        Highest contract charges        85,643     9.858614         844,317    0.90%      --         (2.86)%
        Remaining contract
        charges                      4,456,427      --           44,275,902    --         --         --
  2001  Lowest contract charges        315,610    11.547491       3,644,503    0.91%       0.39%     (1.70)%
        Highest contract charges       246,713    11.404650       2,813,678    1.64%       1.00%      0.10%
        Remaining contract
        charges                        839,615      --            9,605,769    --         --         --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2003  Lowest contract charges        150,240   $10.480643    $  1,574,610    1.39%       0.79%     51.60%
        Highest contract charges         5,191    10.906370          56,613    1.60%      --         44.19%
        Remaining contract
        charges                        608,747      --            6,597,380    --         --         --
  2002  Lowest contract charges         65,290     6.913177         451,363    1.39%       2.32%     (1.35)%
        Highest contract charges         1,403     7.263821          10,189    0.86%      --         (0.71)%
        Remaining contract
        charges                        290,384      --            2,112,215    --         --         --
  2001  Lowest contract charges          9,029     7.008039          63,275    0.91%      --         (5.70)%
        Highest contract charges        14,256     7.407614         105,606    1.67%       1.90%    (16.77)%
        Remaining contract
        charges                         43,400      --              321,495    --         --         --
TEMPLETON GROWTH SECURITIES FUND
  2003  Lowest contract charges         20,232     1.018575          20,607    1.26%      --         30.43%
        Highest contract charges        44,570    10.193782         454,340    1.63%       0.02%     30.14%
        Remaining contract
        charges                      2,383,449      --           24,825,655    --         --         --
  2002  Lowest contract charges        163,728     8.311222       1,360,778    1.40%       2.36%    (19.62)%
        Highest contract charges        39,522     7.899306         312,195    0.91%      --         (8.87)%
        Remaining contract
        charges                        902,661      --            7,173,601    --         --         --
  2001  Lowest contract charges         74,680    10.340363         772,223    0.90%       1.55%     (2.87)%
        Highest contract charges        66,029     9.886814         652,816    1.63%       1.42%     (3.68)%
        Remaining contract
        charges                        249,125      --            2,475,980    --         --         --
MFS CAPITAL OPPORTUNITIES SERIES
  2003  Lowest contract charges         24,224     0.885965          21,461    1.29%       0.19%     25.74%
        Highest contract charges         4,483     5.606041          25,133    1.63%      --         19.37%
        Remaining contract
        charges                      1,409,118      --            8,394,396    --         --         --
  2002  Lowest contract charges         11,669     0.704576           8,222    0.96%      --        (29.54)%
        Highest contract charges        13,993     4.506101          63,056    0.91%      --         (4.04)%
        Remaining contract
        charges                      1,224,035      --            5,672,612    --         --         --
  2001  Lowest contract charges        123,094     8.758679       1,078,138    0.92%      --        (19.51)%
        Highest contract charges       263,714     6.538357       1,724,255    1.65%      --        (30.71)%
        Remaining contract
        charges                        705,882      --            4,643,973    --         --         --
MFS EMERGING GROWTH SERIES
  2003  Lowest contract charges         11,368     0.890764          10,126    1.30%      --         28.55%
        Highest contract charges         5,293     4.407523          23,327    1.63%      --         19.01%
        Remaining contract
        charges                      1,970,921      --            9,219,570    --         --         --
  2002  Lowest contract charges         11,368     0.692952           7,878    0.96%      --        (30.71)%
        Highest contract charges        16,281     3.465490          56,421    0.90%      --         (5.14)%
        Remaining contract
        charges                      1,519,444      --            5,416,506    --         --         --
  2001  Lowest contract charges         52,345     8.018392         419,723    0.91%      --        (18.33)%
        Highest contract charges       297,534     5.337510       1,588,092    1.64%      --        (31.18)%
        Remaining contract
        charges                        898,922      --            4,818,536    --         --         --

_____________________________________ SA-58 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
MFS INVESTORS GROWTH STOCK SERIES
  2003  Lowest contract charges         18,452   $ 0.893385    $     16,484    1.28%      --         21.44%
        Highest contract charges        15,728     5.673119          89,227    1.62%      --         14.24%
        Remaining contract
        charges                      1,218,367      --            7,391,624    --         --         --
  2002  Lowest contract charges         73,111     5.943046         434,503    1.40%      --        (28.54)%
        Highest contract charges        12,484     4.721818          58,946    0.91%      --         (5.97)%
        Remaining contract
        charges                        682,697      --            3,255,502    --         --         --
  2001  Lowest contract charges         68,237     8.316955         567,527    0.91%      --        (14.27)%
        Highest contract charges        76,239     6.647555         506,803    1.67%       0.06%    (26.78)%
        Remaining contract
        charges                        439,147      --            2,931,975    --         --         --
MFS INVESTORS TRUST SERIES
  2003  Lowest contract charges         23,640     0.941477          22,257    1.29%      --         20.57%
        Highest contract charges         4,385     7.517602          32,966    1.60%      --         16.14%
        Remaining contract
        charges                      2,028,576      --           15,413,211    --         --         --
  2002  Lowest contract charges         85,908     6.336303         544,340    1.40%       0.62%    (22.06)%
        Highest contract charges         8,913     6.301877          56,172    0.92%      --         (3.92)%
        Remaining contract
        charges                      1,090,524      --            6,914,722    --         --         --
  2001  Lowest contract charges         59,473     8.130073         483,519    0.91%      --        (11.48)%
        Highest contract charges        80,011     8.134396         650,842    1.66%       0.27%    (16.66)%
        Remaining contract
        charges                        558,379      --            4,555,315    --         --         --
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges        229,110     1.049521         240,456    1.29%       1.66%     14.82%
        Highest contract charges       149,925    11.577974       1,735,832    1.63%      --         11.85%
        Remaining contract
        charges                     12,478,962      --          145,922,447    --         --         --
  2002  Lowest contract charges         53,636     0.914052          49,026    0.94%      --         (8.60)%
        Highest contract charges       111,922    10.191712       1,140,679    0.90%      --          0.13%
        Remaining contract
        charges                      7,267,367      --           74,490,608    --         --         --
  2001  Lowest contract charges        458,834    10.970528       5,033,647    0.91%      --         (2.04)%
        Highest contract charges       471,737    10.964006       5,172,132    1.64%       0.66%     (1.04)%
        Remaining contract
        charges                      1,575,675      --           17,325,761    --         --         --
CORE PLUS FIXED INCOME
  2003  Lowest contract charges        616,339     1.097784         676,607    1.30%       0.08%      3.29%
        Highest contract charges        35,596    12.615510         449,061    1.62%       0.03%      0.76%
        Remaining contract
        charges                     10,283,696      --          131,172,611    --         --         --
  2002  Lowest contract charges        678,621     1.062849         721,272    0.95%      11.51%      6.29%
        Highest contract charges        82,483    12.409220       1,023,545    0.89%      10.04%      2.60%
        Remaining contract
        charges                      8,483,980      --          105,237,542    --         --         --
  2001  Lowest contract charges      1,859,998    11.885531      22,107,065    1.37%       6.77%      7.80%
        Highest contract charges       256,447    11.795226       3,024,850    1.64%      10.10%      5.86%
        Remaining contract
        charges                      1,576,501      --           18,313,456    --         --         --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
EMERGING MARKETS DEBT
  2003  Lowest contract charges         18,776   $ 1.289007    $     24,203    1.29%      --         26.22%
        Highest contract charges         1,567    16.819741          26,353    1.58%      --         12.57%
        Remaining contract
        charges                        626,810      --            9,410,696    --         --         --
  2002  Lowest contract charges          2,144     1.021279           2,190    0.97%      28.37%      2.13%
        Highest contract charges         2,284    13.541581          30,929    0.88%      23.48%     13.28%
        Remaining contract
        charges                        423,432      --            4,890,797    --         --         --
  2001  Lowest contract charges        231,531    10.273568       2,378,649    1.38%       8.88%      8.57%
        Highest contract charges         5,129    12.648127          64,877    1.62%      28.52%      5.34%
        Remaining contract
        charges                        113,197      --            1,270,363    --         --         --
EMERGING MARKETS EQUITY
  2003  Lowest contract charges         60,294     1.187725          71,613    1.29%      --         47.74%
        Highest contract charges         2,982    10.275795          30,647    1.58%      --         47.97%
        Remaining contract
        charges                        944,839      --            9,675,499    --         --         --
  2002  Lowest contract charges          2,030     0.803939           1,632    0.94%      --        (19.61)%
        Highest contract charges           285     7.066470           2,012    0.89%      --         (5.16)%
        Remaining contract
        charges                        842,555      --            5,875,155    --         --         --
  2001  Lowest contract charges        534,972     7.973825       4,265,770    1.39%      --         (7.79)%
        Highest contract charges        35,583     7.913133         281,573    1.65%      --        (18.02)%
        Remaining contract
        charges                        236,888      --            1,807,425    --         --         --
TECHNOLOGY
  2003  Lowest contract charges        329,918     2.512880         829,045    1.39%      --         45.72%
        Highest contract charges        23,743     2.463323          58,487    1.62%      --         32.49%
        Remaining contract
        charges                      2,421,355      --            6,013,518    --         --         --
  2002  Lowest contract charges        136,583     1.724465         235,533    1.40%      --        (49.68)%
        Highest contract charges        23,477     1.706889          40,072    0.89%      --         (4.78)%
        Remaining contract
        charges                      1,286,382      --            2,205,274    --         --         --
  2001  Lowest contract charges         86,657     3.426897         296,964    0.88%      --        (26.91)%
        Highest contract charges       246,581     3.412337         841,419    1.64%      --        (53.63)%
        Remaining contract
        charges                        897,586      --            3,072,078    --         --         --
HIGH YIELD
  2003  Lowest contract charges        302,834     1.172526         355,081    1.29%      --         24.09%
        Highest contract charges        11,011     9.642448         106,175    1.62%      --         10.53%
        Remaining contract
        charges                      3,427,784      --           33,604,831    --         --         --
  2002  Lowest contract charges      1,291,815     8.015207      10,354,168    1.40%       8.83%     (8.56)%
        Highest contract charges         8,747     7.896291          69,067    0.91%      23.66%      4.61%
        Remaining contract
        charges                      1,005,513      --            7,883,968    --         --         --
  2001  Lowest contract charges      1,528,797     8.765503      13,400,679    1.38%       9.17%     (5.80)%
        Highest contract charges        57,597     8.687139         500,353    1.66%      18.54%    (12.67)%
        Remaining contract
        charges                        663,801      --            5,702,483    --         --         --

_____________________________________ SA-60 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
U.S. MID CAP VALUE
  2003  Lowest contract charges        263,114   $ 0.986142    $    259,467    1.29%      --         39.68%
        Highest contract charges        19,813    13.297342         263,456    1.60%      --         33.23%
        Remaining contract
        charges                      4,347,956      --           52,932,846    --         --         --
  2002  Lowest contract charges        143,550     0.705987         101,345    0.93%      --        (29.40)%
        Highest contract charges        45,716     9.673440         442,235    0.88%      --         (4.12)%
        Remaining contract
        charges                      3,809,819      --           32,797,555    --         --         --
  2001  Lowest contract charges      2,193,446    12.492717      27,402,098    1.38%       0.12%     (4.50)%
        Highest contract charges       186,082    13.710758       2,551,329    1.64%       0.09%     (5.85)%
        Remaining contract
        charges                      1,096,191      --           12,592,482    --         --         --
AMERICAN OPPORTUNITIES
  2003  Lowest contract charges      4,472,818     0.920177       4,115,785    1.29%       0.39%     19.01%
        Highest contract charges        27,890     5.900077         164,552    1.63%       0.02%     16.79%
        Remaining contract
        charges                     17,194,853      --          273,164,339    --         --         --
  2002  Lowest contract charges      1,533,557     0.773166       1,185,694    0.96%       0.35%    (22.68)%
        Highest contract charges       133,222     5.023876         669,289    0.90%      --         (6.39)%
        Remaining contract
        charges                     18,076,856      --          273,628,994    --         --         --
  2001  Lowest contract charges     14,848,360    25.913246     384,769,205    1.39%       0.25%    (30.45)%
        Highest contract charges       618,014     6.548131       4,046,840    1.65%       0.20%    (26.45)%
        Remaining contract
        charges                      5,425,079      --           55,741,244    --         --         --
BALANCED GROWTH
  2003  Lowest contract charges      1,265,740     1.017026       1,287,290    1.29%       2.78%     18.29%
        Highest contract charges         2,734    10.985273          30,029    1.63%       1.91%     15.55%
        Remaining contract
        charges                      5,559,743      --           91,762,173    --         --         --
  2002  Lowest contract charges        525,300     0.859773         451,639    0.96%       2.98%    (14.02)%
        Highest contract charges        21,239     9.411947         199,897    0.90%       1.51%     (5.07)%
        Remaining contract
        charges                      5,489,272      --           82,236,119    --         --         --
  2001  Lowest contract charges      4,904,120    19.082940      93,585,020    1.38%       2.90%     (0.20)%
        Highest contract charges        97,513    10.868951       1,059,860    1.65%       3.21%     (2.22)%
        Remaining contract
        charges                        985,670      --           12,844,042    --         --         --
CAPITAL OPPORTUNITIES
  2003  Lowest contract charges        319,731     0.821432         262,637    1.29%      --         39.81%
        Highest contract charges         8,877     2.960393          26,280    1.70%      --         28.07%
        Remaining contract
        charges                      6,094,246      --           31,770,930    --         --         --
  2002  Lowest contract charges         99,128     0.587529          58,241    0.95%      --        (41.25)%
        Highest contract charges        16,742     2.143832          35,891    0.91%      --         (7.84)%
        Remaining contract
        charges                      6,080,646      --           24,991,592    --         --         --
  2001  Lowest contract charges      4,083,146    10.110585      41,282,996    1.39%      --        (37.28)%
        Highest contract charges       310,119     3.905754       1,211,247    1.64%      --        (43.25)%
        Remaining contract
        charges                      2,684,217      --           13,777,904    --         --         --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
DEVELOPING GROWTH
  2003  Lowest contract charges      1,031,037   $ 1.035726    $  1,067,872    1.29%      --         39.58%
        Highest contract charges         5,023     6.131732          30,800    1.63%      --         28.47%
        Remaining contract
        charges                      3,221,371      --           53,712,707    --         --         --
  2002  Lowest contract charges        420,551     0.742048         312,069    0.95%      --        (25.80)%
        Highest contract charges         4,803     4.447520          21,361    0.90%      --         (4.41)%
        Remaining contract
        charges                      3,205,803      --           43,529,224    --         --         --
  2001  Lowest contract charges      3,280,587    21.906440      71,865,972    1.39%       1.08%    (26.53)%
        Highest contract charges        53,853     6.298723         339,207    1.63%       1.09%    (27.57)%
        Remaining contract
        charges                        636,383      --            7,252,513    --         --         --
FLEXIBLE INCOME
  2003  Lowest contract charges        356,373     1.217480         433,877    1.29%       5.22%     12.08%
        Highest contract charges         6,569    10.446908          68,631    1.62%       3.55%      6.24%
        Remaining contract
        charges                      5,602,889      --           67,481,098    --         --         --
  2002  Lowest contract charges        185,498     1.086268         201,501    0.94%       4.57%      8.63%
        Highest contract charges        39,711     9.454279         375,436    0.90%       2.57%      4.86%
        Remaining contract
        charges                      5,752,962      --           63,028,853    --         --         --
  2001  Lowest contract charges      4,391,315    10.819035      47,509,795    1.38%       6.83%     (5.40)%
        Highest contract charges        53,380     8.881650         474,102    1.65%       7.33%     (7.68)%
        Remaining contract
        charges                        760,046      --            6,884,794    --         --         --
DIVIDEND GROWTH
  2003  Lowest contract charges      5,455,551     0.974474       5,316,292    1.29%       2.04%     26.09%
        Highest contract charges        33,293    10.376439         345,465    1.62%       1.36%     21.20%
        Remaining contract
        charges                     17,611,528      --          356,595,193    --         --         --
  2002  Lowest contract charges      1,948,304     0.772873       1,505,792    0.97%       2.29%    (22.71)%
        Highest contract charges        70,501     8.334566         587,597    0.90%       1.33%     (8.29)%
        Remaining contract
        charges                     19,205,064      --          328,317,572    --         --         --
  2001  Lowest contract charges     18,308,841    23.859677     436,843,022    1.38%       1.76%     (6.76)%
        Highest contract charges       398,027    10.388078       4,134,731    1.65%       1.83%     (6.59)%
        Remaining contract
        charges                      3,125,620      --           41,764,886    --         --         --
GLOBAL EQUITY
  2003  Lowest contract charges      1,432,825     1.054284       1,510,605    1.29%       0.42%     32.98%
        Highest contract charges         1,796     7.807799          14,025    1.63%       0.13%     26.95%
        Remaining contract
        charges                      5,395,570      --           78,880,046    --         --         --
  2002  Lowest contract charges        682,734     0.792836         541,296    0.96%       0.03%    (20.72)%
        Highest contract charges         8,377     5.951340          49,855    0.90%      --         (5.08)%
        Remaining contract
        charges                      6,110,552      --           69,709,610    --         --         --
  2001  Lowest contract charges      6,482,442    14.941594      96,858,011    1.39%       0.70%    (18.37)%
        Highest contract charges        83,727     7.365630         616,702    1.66%       0.77%    (19.24)%
        Remaining contract
        charges                        986,354      --           10,309,386    --         --         --

_____________________________________ SA-62 ____________________________________

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
GROWTH
  2003  Lowest contract charges        419,112   $ 0.920058    $    385,607    1.29%       0.09%     25.27%
        Highest contract charges        11,935     5.834486          69,637    1.62%      --         16.44%
        Remaining contract
        charges                      3,234,039      --           41,795,947    --         --         --
  2002  Lowest contract charges        137,741     0.734475         101,167    0.96%      --        (26.55)%
        Highest contract charges        10,803     4.719743          50,988    0.91%      --         (5.52)%
        Remaining contract
        charges                      3,437,089      --           38,914,596    --         --         --
  2001  Lowest contract charges      3,457,875    18.502265      63,978,517    1.39%      --        (16.41)%
        Highest contract charges        70,042     6.689139         468,521    1.66%      --        (20.81)%
        Remaining contract
        charges                        861,262      --            9,277,863    --         --         --
MONEY MARKET
  2003  Lowest contract charges        480,685     0.993199         477,416    1.29%       0.61%     (0.66)%
        Highest contract charges        74,541    10.066503         750,367    1.36%       0.15%     (1.42)%
        Remaining contract
        charges                      9,751,999      --          115,905,950    --         --         --
  2002  Lowest contract charges        144,622     0.999777         144,589    0.97%       0.89%     (0.02)%
        Highest contract charges        75,284    10.266963         772,934    0.89%       0.33%     (0.53)%
        Remaining contract
        charges                     14,734,598      --          176,223,152    --         --         --
  2001  Lowest contract charges     10,194,730    12.972049     132,246,539    1.38%       3.60%      2.40%
        Highest contract charges       481,582    10.361149       4,989,745    1.65%       2.22%      1.38%
        Remaining contract
        charges                      5,277,251      --           56,315,051    --         --         --
UTILITIES
  2003  Lowest contract charges        752,912     0.955583         719,470    1.29%       2.75%     18.92%
        Highest contract charges         8,195     6.138064          50,301    1.63%       2.12%     14.23%
        Remaining contract
        charges                      5,067,721      --           69,671,835    --         --         --
  2002  Lowest contract charges        354,156     0.803557         284,584    0.96%       4.20%    (19.64)%
        Highest contract charges        12,295     5.228893          64,287    0.90%       2.28%     (0.12)%
        Remaining contract
        charges                      5,731,538      --           70,520,066    --         --         --
  2001  Lowest contract charges      4,829,359    20.532656      99,159,572    1.39%       2.14%    (26.55)%
        Highest contract charges       207,289     6.716823       1,392,325    1.65%       2.67%    (27.52)%
        Remaining contract
        charges                      1,995,845      --           18,497,509    --         --         --
VALUE-ADDED MARKET
  2003  Lowest contract charges      1,854,100     1.073160       1,989,746    1.29%       1.08%     35.38%
        Highest contract charges        19,319    11.591249         223,928    1.61%       0.30%     29.71%
        Remaining contract
        charges                      7,958,810      --          157,451,849    --         --         --
  2002  Lowest contract charges        791,613     0.792734         627,539    0.97%       0.87%    (20.73)%
        Highest contract charges        79,930     8.671603         693,117    0.90%      --         (3.49)%
        Remaining contract
        charges                      7,040,137      --          116,551,334    --         --         --
  2001  Lowest contract charges      5,948,455    23.458092     139,539,403    1.38%       0.91%     (3.20)%
        Highest contract charges       173,379    10.557970       1,830,534    1.65%       0.75%     (4.61)%
        Remaining contract
        charges                      1,068,322      --           14,873,436    --         --         --
GLOBAL FRANCHISE
  2003  Lowest contract charges         11,776    12.234140         144,069    0.98%      --         22.34%
        Highest contract charges        15,608    12.156794         189,739    1.62%      --         21.57%
        Remaining contract
        charges                        269,786      --            3,290,389    --         --         --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                       INVESTMENT
                                                    UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                      UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   -----------  ------------  --------------  -------  ----------  ---------
EQUITY AND INCOME
  2003  Lowest contract charges        115,900   $11.606186    $  1,345,159    0.99%       0.89%     16.06%
        Highest contract charges         3,846    11.532775          44,358    1.61%       1.01%     15.33%
        Remaining contract
        charges                        587,167      --            6,794,459    --         --         --
ENTERPRISE
  2003  Lowest contract charges        163,502     0.904917         147,956    1.29%       0.25%     24.25%
        Highest contract charges         2,894     5.223695          15,117    1.63%      --         18.08%
        Remaining contract
        charges                      2,904,258      --           19,319,847    --         --         --
  2002  Lowest contract charges         19,241     0.728287          14,013    0.93%      --        (27.17)%
        Highest contract charges        10,202     4.255714          43,417    0.91%      --         (7.54)%
        Remaining contract
        charges                      2,939,779      --           16,178,105    --         --         --
  2001  Lowest contract charges      2,232,828     8.731900      19,496,829    1.39%       0.21%    (21.53)%
        Highest contract charges       153,524     6.165054         946,486    1.65%      --        (22.60)%
        Remaining contract
        charges                      1,046,116      --            7,781,347    --         --         --
GROWTH AND INCOME
  2003  Lowest contract charges        433,350     1.023978         443,741    1.29%       0.32%     26.38%
        Highest contract charges        68,068    12.105660         824,002    1.62%      --         23.45%
        Remaining contract
        charges                      5,653,768      --           67,797,744    --         --         --
  2002  Lowest contract charges         73,132     0.810255          59,255    0.94%      --        (18.98)%
        Highest contract charges        33,519     9.708418         325,414    0.89%      --         (3.43)%
        Remaining contract
        charges                      2,249,826      --           21,168,976    --         --         --
  2001  Lowest contract charges      1,184,624    10.734306      12,716,117    1.38%       1.92%     (0.33)%
        Highest contract charges           186    11.032691           2,055    1.50%      --         (0.21)%
        Remaining contract
        charges                        448,011      --            5,006,001    --         --         --
COMSTOCK
  2003  Lowest contract charges         58,020    12.521462         726,498    0.99%      --         25.22%
        Highest contract charges       102,532    12.441971       1,275,699    1.61%      --         24.42%
        Remaining contract
        charges                      1,382,564      --           17,253,703    --         --         --
EMERGING GROWTH
  2003  Lowest contract charges          9,129    11.842633         108,109    1.00%      --         18.43%
        Highest contract charges        12,343    11.767380         145,245    1.60%      --         17.67%
        Remaining contract
        charges                        132,713      --            1,566,312    --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-64 ____________________________________

Summary of the Account is expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 1.25% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge and Principal First Charge. These deductions range from 0.15% to 0.70%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-65 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.